UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-09333

                       Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended June 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer Main Street Small Cap Fund[R] is managed using a quantitative approach. Our goal is to add relative value to an investor's allocation of small-cap stocks. The essence of a quantitative process is to research and understand repeatable patterns, anomalies and other signals in the market that we believe can give us an edge. We look at as many as 60 factors like this to try to develop a consistent relative return advantage.
   For the past 12 months ended June 30, 2003, the Fund's Class A shares returned -2.25% (without sales charge), modestly underperforming its benchmark index, the Russell 2000[R] Index, which generated a total return of -1.64%. Our sector over- and underweights versus the Russell 2000 modestly detracted from performance. Specifically, we were hurt by our overweight in consumer discretionary and our underweights in financials and utilities.
   Over the course of the Fund's fiscal year, the stock market has been very volatile, with a number of sharp market declines followed by strong rallies. The Fund performed best on a relative basis when the market declined, which we attribute to the Fund's diversification and conservative positioning. Over the course of the year, our quantitative models have favored companies that have been high quality, with increasing earnings and profitability. In the month's when the market had strong rallies, our quantitative models did not work well, as investors scrambled to add risk to their portfolios. The best performing stocks in these times were "turnaround" candidates, mainly in the technology sector, which had poor valuations and fundamental momentum.
   In late 2002, the Fund was transitioned to take advantage of the "January effect." The January effect is a stock market anomaly where it is believed that lower quality, higher risk small-cap stocks tend to outperform higher quality, lower risk large-cap stocks during the month of January. We had positioned the Fund to take advantage of this anomaly, although it didn't occur in January as expected. This year the January effect was delayed by concerns and uncertainty leading up to the war in Iraq. Instead many of the companies that our model expected to do well in January, did well in April and May, and by that time, we had transitioned the Fund away from lower quality stocks to the higher quality stocks normally favored by our models.
   In terms of positioning, we believe the Fund remains well diversified across sectors. Deviations compared to the benchmark have been modest with overweights in the consumer discretionary, energy and health care sectors. Consumer discretionary stocks showed surprisingly good earnings during this period of weakness. Many investors bet

5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION

that consumer spending would decline, but the resilience of consumer spending has been one of the bright spots in the economy. The Fund's allocation of energy stocks has increased in the last six months, as higher commodity prices have led to better earnings. Finally, we have added to our health care holdings, as these stocks have also had better earnings, mainly due to continued high medical costs.
   The Fund's largest underweight was in the financial sector, where it was at times overweight small company banks and thrifts (currently neutral), but underweight real estate investment trusts (REITS). In addition, the Fund has been underweight utility stocks, a sector that has performed well, due to the recent change in tax law that benefits dividend-paying stocks. However, utility company earnings have been weak overall, and as a result, the Fund has been underweight.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until June 30, 2003. The performance for Class A, B, C and Y shares is measured since inception of the classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. The Lipper Small-Cap Core Fund Index category includes the 30 largest mutual funds within the investment category as defined by Lipper. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

               Oppenheimer
               Main Street               Lipper
                Small Cap               Small-Cap
                 Fund[R]                Core Fund              Russell
                (Class A)                 Index               2000 Index

08/02/1999        9,425                  10,000                 10,000
09/30/1999        9,557                  9,626                  9,632
12/31/1999        12,125                 11,450                 11,409
03/31/2000        12,994                 12,632                 12,217
06/30/2000        13,947                 12,430                 11,755
09/30/2000        14,608                 12,779                 11,885
12/31/2000        13,356                 12,244                 11,064
03/31/2001        12,916                 11,313                 10,344
06/30/2001        15,015                 13,051                 11,822
09/30/2001        12,756                 10,768                 9,364
12/31/2001        15,082                 13,117                 11,339
03/31/2002        15,562                 13,585                 11,791
06/30/2002        15,122                 12,406                 10,806
09/30/2002        12,572                 10,014                 8,493
12/31/2002        12,672                 10,594                 9,016
03/31/2003        12,162                 10,047                 8,611
06/30/2003        14,782                 12,113                 10,629

Average Annual Total Returns of Class A Shares of the Fund at 6/30/03*
1-Year -7.87%   Since Inception 10.51%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

               Oppenheimer
               Main Street               Lipper
                Small Cap               Small-Cap
                 Fund[R]                Core Fund              Russell
                (Class B)                 Index               2000 Index

08/02/1999       10,000                  10,000                  10,000
09/30/1999       10,130                  9,626                   9,632
12/31/1999       12,824                  11,450                  11,409
03/31/2000       13,726                  12,632                  12,217
06/30/2000       14,708                  12,430                  11,755
09/30/2000       15,369                  12,779                  11,885
12/31/2000       14,020                  12,244                  11,064
03/31/2001       13,531                  11,313                  10,344
06/30/2001       15,707                  13,051                  11,822
09/30/2001       13,319                  10,768                  9,364
12/31/2001       15,725                  13,117                  11,339
03/31/2002       16,193                  13,585                  11,791
06/30/2002       15,704                  12,406                  10,806
09/30/2002       13,028                  10,014                  8,493
12/31/2002       13,113                  10,594                  9,016
03/31/2003       12,561                  10,047                  8,611
06/30/2003       14,937                  12,113                  10,629

Average Annual Total Returns of Class B Shares of the Fund at 6/30/03*

1-Year -7.83% Since Inception 10.80%

*See Notes on page 10 for further details.

7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

               Oppenheimer
               Main Street                Lipper
                Small Cap                Small-Cap
                 Fund[R]                 Core Fund                 Russell
                (Class C)                  Index                  2000 Index

08/02/1999        10,000                   10,000                   10,000
09/30/1999        10,130                   9,626                    9,632
12/31/1999        12,824                   11,450                   11,409
03/31/2000        13,726                   12,632                   12,217
06/30/2000        14,708                   12,430                   11,755
09/30/2000        15,369                   12,779                   11,885
12/31/2000        14,030                   12,244                   11,064
03/31/2001        13,541                   11,313                   10,344
06/30/2001        15,717                   13,051                   11,822
09/30/2001        13,319                   10,768                   9,364
12/31/2001        15,725                   13,117                   11,339
03/31/2002        16,192                   13,585                   11,791
06/30/2002        15,703                   12,406                   10,806
09/30/2002        13,038                   10,014                   8,493
12/31/2002        13,113                   10,594                   9,016
03/31/2003        12,571                   10,047                   8,611
06/30/2003        15,247                   12,113                   10,629

Average Annual Total Returns of Class C Shares of the Fund at 6/30/03*

1-Year -3.88% Since Inception 11.39%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

               Oppenheimer
               Main Street                  Lipper
                Small Cap                  Small-Cap
                 Fund[R]                   Core Fund              Russell
                (Class N)                    Index               2000 Index

03/01/2001        10,000                     10,000                10,000
03/31/2001        9,542                      9,527                 9,511
06/30/2001        11,086                     10,991                10,870
09/30/2001        9,409                      9,068                 8,610
12/31/2001        11,121                     11,046                10,426
03/31/2002        11,469                     11,440                10,841
06/30/2002        11,129                     10,448                9,935
09/30/2002        9,258                      8,433                 7,809
12/31/2002        9,325                      8,922                 8,290
03/31/2003        8,947                      8,461                 7,918
06/30/2003        10,863                     10,201                9,772

Average Annual Total Returns of Class N Shares of the Fund at 6/30/03*

1-Year -3.37% Since Inception 3.61%

*See Notes on page 10 for further details.

8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                Oppenheimer
               Main Street                 Lipper
                Small Cap                 Small-Cap
                 Fund[R]                  Core Fund                Russell
                (Class Y)                  Index                  2000 Index

08/02/1999        10,000                   10,000                   10,000
09/30/1999        10,140                   9,626                    9,632
12/31/1999        12,874                   11,450                   11,409
03/31/2000        13,816                   12,632                   12,217
06/30/2000        14,848                   12,430                   11,755
09/30/2000        15,570                   12,779                   11,885
12/31/2000        14,240                   12,244                   11,064
03/31/2001        13,784                   11,313                   10,344
06/30/2001        16,021                   13,051                   11,822
09/30/2001        13,625                   10,768                   9,364
12/31/2001        16,135                   13,117                   11,339
03/31/2002        16,655                   13,585                   11,791
06/30/2002        16,199                   12,406                   10,806
09/30/2002        13,504                   10,014                   8,493
12/31/2002        13,632                   10,594                   9,016
03/31/2003        13,101                   10,047                   8,611
06/30/2003        15,944                   12,113                   10,629

Average Annual Total Returns of Class Y Shares of the Fund at 6/30/03*
1-Year -1.57%   Since Inception 12.67%

*See Notes on page 10 for further details.

The performance information for both indices in the graphs begins on 7/31/99 for Class A, B, C and Y, and 2/28/01 for Class N.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.
Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2003

                                                 Market Shares
                                      Shares        See Note 1
---------------------------------------------------------------
 Common Stocks--96.3%
---------------------------------------------------------------
 Consumer Discretionary--18.4%
---------------------------------------------------------------
 Auto Components--0.6%
 American Axle &
 Manufacturing
 Holdings, Inc. 1                     28,900     $     690,710
---------------------------------------------------------------
 ArvinMeritor, Inc.                   26,100           526,698
---------------------------------------------------------------
 Dana Corp.                          192,400         2,224,144
---------------------------------------------------------------
 Dura Automotive
 Systems, Inc. 1                         700             6,867
---------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                   27,800           507,628
---------------------------------------------------------------
 Modine
 Manufacturing Co.                    68,000         1,317,160
---------------------------------------------------------------
 Raytech Corp. 1                      72,700           308,975
---------------------------------------------------------------
 Spartan Motors, Inc.                 67,600           559,052
---------------------------------------------------------------
 Sports Resorts
 International, Inc. 1                 2,200            10,736
---------------------------------------------------------------
 Stoneridge, Inc. 1                   29,300           399,945
---------------------------------------------------------------
 Strattec Security
 Corp. 1                                 500            26,600
---------------------------------------------------------------
 Tenneco
 Automotive, Inc. 1                   11,400            41,040
                                                 -------------
                                                     6,619,555

---------------------------------------------------------------
 Automobiles--0.1%
 Thor Industries, Inc.                20,700           844,974
---------------------------------------------------------------
 Distributors--0.3%
 Andersons,
 Inc. (The)                            9,100           111,475
---------------------------------------------------------------
 Brightpoint, Inc. 1                 104,700         1,287,810
---------------------------------------------------------------
 Handleman Co. 1                     125,800         2,012,800
                                                 -------------
                                                     3,412,085

---------------------------------------------------------------
 Hotels, Restaurants & Leisure--4.0%
 Alliance
 Gaming Corp. 1                      104,300         1,972,313
---------------------------------------------------------------
 Ambassadors
 Group, Inc. 1                        40,300           562,991
---------------------------------------------------------------
 Applebee's
 International, Inc.                  90,250         2,836,557
---------------------------------------------------------------
 Aztar Corp. 1                       206,600         3,328,326
---------------------------------------------------------------
 Bob Evans
 Farms, Inc.                          54,200         1,497,546
---------------------------------------------------------------
 Boyd Gaming Corp. 1                  20,300           350,378
---------------------------------------------------------------
 CBRL Group, Inc.                     24,900           967,614

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 CEC Entertainment,
 Inc. 1                                6,200     $     228,966
---------------------------------------------------------------
 Checkers Drive-In
 Restaurants, Inc. 1                   2,100            24,024
---------------------------------------------------------------
 Chicago Pizza &
 Brewery, Inc. 1                       3,000            30,000
---------------------------------------------------------------
 Choice Hotels
 International, Inc. 1               102,700         2,804,737
---------------------------------------------------------------
 Dave & Buster's, Inc. 1              74,800           815,320
---------------------------------------------------------------
 Dover Downs Gaming
 & Entertainment, Inc.                35,500           328,375
---------------------------------------------------------------
 Frisch's
 Restaurants, Inc.                     1,000            18,000
---------------------------------------------------------------
 GTech Holdings
 Corp. 1                              71,100         2,676,915
---------------------------------------------------------------
 Isle of Capri
 Casinos, Inc. 1                      77,800         1,286,034
---------------------------------------------------------------
 Jack in the Box, Inc. 1              15,600           347,880
---------------------------------------------------------------
 Multimedia
 Games, Inc. 1                        94,700         2,414,850
---------------------------------------------------------------
 Navigant
 International, Inc. 1                   600             7,740
---------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1                 75,300         3,705,514
---------------------------------------------------------------
 Panera Bread
 Co., Cl. A 1                         66,100         2,644,000
---------------------------------------------------------------
 Penn National
 Gaming, Inc. 1                       53,300         1,095,315
---------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1               112,000         3,660,160
---------------------------------------------------------------
 Red Robin Gourmet
 Burgers, Inc. 1                       1,000            18,960
---------------------------------------------------------------
 Ruby Tuesday, Inc.                   46,400         1,147,472
---------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                      108,950         1,525,300
---------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                       19,700           185,180
---------------------------------------------------------------
 Shuffle Master, Inc. 1              121,750         3,578,233
---------------------------------------------------------------
 Six Flags, Inc. 1                   123,800           839,364
---------------------------------------------------------------
 Sonic Corp. 1                        68,900         1,752,127
---------------------------------------------------------------
 Station Casinos, Inc. 1             136,900         3,456,725
---------------------------------------------------------------
 Steak n Shake
 Co. (The) 1                          43,900           669,475
---------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                   76,500           699,975




11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 WMS Industries, Inc. 1               39,400     $     614,246
                                                 -------------
                                                    48,090,612

---------------------------------------------------------------
 Household Durables--3.2%
 Applica, Inc.                        63,000           535,500
---------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1                          39,231         3,275,788
---------------------------------------------------------------
 Blyth, Inc.                          38,800         1,055,360
---------------------------------------------------------------
 Boyds Collection
 Ltd. (The) 1                          3,400            16,014
---------------------------------------------------------------
 Brookfield Homes
 Corp.                                66,200         1,020,804
---------------------------------------------------------------
 Chromcraft
 Revington, Inc. 1                     2,000            24,980
---------------------------------------------------------------
 CSS Industries, Inc.                 21,400           824,970
---------------------------------------------------------------
 Department 56, Inc. 1                47,900           734,307
---------------------------------------------------------------
 Dominion
 Homes, Inc. 1                         5,300           126,405
---------------------------------------------------------------
 Emerson
 Radio Corp. 1                       117,000           786,240
---------------------------------------------------------------
 Enesco Group, Inc. 1                  8,900            65,860
---------------------------------------------------------------
 Fedders Corp.                        22,700            69,689
---------------------------------------------------------------
 Flexsteel
 Industries, Inc.                        500             8,245
---------------------------------------------------------------
 Harman International
 Industries, Inc.                     38,000         3,007,320
---------------------------------------------------------------
 Helen of Troy Ltd. 1                152,700         2,314,932
---------------------------------------------------------------
 Hovnanian
 Enterprises, Inc., Cl. A 1           70,100         4,132,395
---------------------------------------------------------------
 Kimball
 International, Inc., Cl. B           26,900           419,640
---------------------------------------------------------------
 M.D.C. Holdings, Inc.                53,878         2,601,230
---------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                           5,600           239,008
---------------------------------------------------------------
 Meritage Corp. 1                     69,100         3,403,866
---------------------------------------------------------------
 Mestek, Inc. 1                        3,200            57,600
---------------------------------------------------------------
 Movado Group, Inc.                   42,700           928,725
---------------------------------------------------------------
 National Presto
 Industries, Inc.                      6,500           205,400
---------------------------------------------------------------
 Oneida Ltd.                          29,700           200,475
---------------------------------------------------------------
 Palm Harbor
 Homes, Inc. 1                         9,700           183,718
---------------------------------------------------------------
 Ryland Group,
 Inc. (The)                           30,900         2,144,460

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Household Durables Continued
 Standard
 Pacific Corp.                       113,100     $   3,750,396
---------------------------------------------------------------
 Technical Olympic
 USA, Inc. 1                           6,200           146,506
---------------------------------------------------------------
 Toro Co. (The)                       91,600         3,641,100
---------------------------------------------------------------
 Virco Mfg. Corp.                      2,700            17,172
---------------------------------------------------------------
 William Lyon
 Homes, Inc. 1                        16,100           512,785
---------------------------------------------------------------
 Yankee Candle,
 Inc. (The) 1                         81,500         1,892,430
                                                 -------------
                                                    38,343,320

---------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 FTD, Inc., Cl. A 1                    2,400            48,432
---------------------------------------------------------------
 J. Jill Group, Inc. 1                29,500           496,780
---------------------------------------------------------------
 PC Connection, Inc. 1                 1,400             9,520
---------------------------------------------------------------
 School
 Specialty, Inc. 1                    12,900           367,134
                                                 -------------
                                                       921,866

---------------------------------------------------------------
 Leisure Equipment & Products--0.8%
 Action Performance
 Cos., Inc.                           71,775         1,363,725
---------------------------------------------------------------
 Callaway Golf Co.                    37,800           499,716
---------------------------------------------------------------
 MarineMax, Inc. 1                    44,700           625,800
---------------------------------------------------------------
 Marvel
 Enterprises, Inc. 1                 198,200         3,785,620
---------------------------------------------------------------
 Oakley, Inc. 1                       32,500           382,525
---------------------------------------------------------------
 RC2 Corp. 1                          44,100           750,141
---------------------------------------------------------------
 SCP Pool Corp. 1                     71,000         2,442,400
                                                 -------------
                                                     9,849,927

---------------------------------------------------------------
 Media--0.9%
 Advo, Inc. 1                         16,900           750,360

---------------------------------------------------------------
 APAC
 Teleservices, Inc. 1                 21,600            55,080
---------------------------------------------------------------
 Courier Corp.                         6,600           339,900
---------------------------------------------------------------
 Digital Generation
 Systems, Inc. 1                      27,200            52,224
---------------------------------------------------------------
 Getty Images, Inc. 1                 60,400         2,494,520
---------------------------------------------------------------
 Grey Global
 Group, Inc.                           3,400         2,626,534
---------------------------------------------------------------
 Harris
 Interactive, Inc. 1                  10,800            71,172



12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Media Continued
 Hollinger
 International, Inc.                  34,000     $     366,180
---------------------------------------------------------------
 Insight
 Communications
 Co., Inc. 1                          27,600           363,768
---------------------------------------------------------------
 Interactive Data Corp. 1             23,700           400,530
---------------------------------------------------------------
 Liberty Corp.                        28,700         1,219,750
---------------------------------------------------------------
 LodgeNet
 Entertainment Corp.                   1,300            14,235
---------------------------------------------------------------
 R.H. Donnelley Corp. 1               54,500         1,987,615
---------------------------------------------------------------
 Reading
 International, Inc.                     700             3,885
---------------------------------------------------------------
 Thomas Nelson, Inc. 1                 6,200            77,500
                                                 -------------
                                                    10,823,253

---------------------------------------------------------------
 Multiline Retail--0.0%
 Fred's, Inc.                         10,200           379,236
---------------------------------------------------------------
 Specialty Retail--6.2%
 Aeropostale, Inc. 1                  49,200         1,056,816
---------------------------------------------------------------
 America's
 Car-Mart, Inc. 1                      1,600            29,248
---------------------------------------------------------------
 AnnTaylor Stores
 Corp. 1                              55,750         1,613,962
---------------------------------------------------------------
 Big 5 Sporting
 Goods Corp. 1                         2,500            31,325
---------------------------------------------------------------
 Blair Corp.                          47,700         1,058,940
---------------------------------------------------------------
 Blue Rhino Corp. 1                    1,700            20,383
---------------------------------------------------------------
 Bombay Co., Inc.
 (The) 1                             258,200         2,744,666
---------------------------------------------------------------
 Brookstone, Inc. 1                   78,300         1,585,575
---------------------------------------------------------------
 Building Materials
 Holding Corp.                       119,800         1,774,238
---------------------------------------------------------------
 Cache, Inc. 1                        12,500           192,500

---------------------------------------------------------------
 Chico's FAS, Inc. 1                53,600           1,128,280
---------------------------------------------------------------
 Christopher
 & Banks Corp. 1                      19,900           736,101
---------------------------------------------------------------
 Claire's Stores, Inc.               136,400         3,459,104
---------------------------------------------------------------
 Cole National Corp. 1                14,500           181,540
---------------------------------------------------------------
 Cost Plus, Inc. 1                    58,200         2,075,412
---------------------------------------------------------------
 Deb Shops, Inc.                       6,900           129,720
---------------------------------------------------------------
 Dick's Sporting
 Goods, Inc. 1                           600            22,008
---------------------------------------------------------------
 Dress Barn,
 Inc. (The) 1                         76,200           965,454

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Specialty Retail Continued
 Finish Line, Inc.
 (The), Cl. A 1                      103,800     $   2,305,398
---------------------------------------------------------------
 Finlay
 Enterprises, Inc. 1                  35,500           587,525
---------------------------------------------------------------
 Footstar, Inc. 1                    152,400         1,981,200
---------------------------------------------------------------
 Friedman's, Inc., Cl. A              51,700           587,829
---------------------------------------------------------------
 Goody's Family
 Clothing, Inc. 1                     47,000           406,550
---------------------------------------------------------------
 Guitar Center, Inc. 1               111,800         3,242,200
---------------------------------------------------------------
 Gymboree Corp. 1                    152,700         2,562,306
---------------------------------------------------------------
 Hancock Fabrics, Inc.                24,700           398,905
---------------------------------------------------------------
 Haverty Furniture
 Cos., Inc.                           12,500           218,750
---------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc. 1                        37,150         1,223,721
---------------------------------------------------------------
 Hollywood
 Entertainment Corp. 1                40,800           701,760
---------------------------------------------------------------
 Hot Topic, Inc. 1                   121,400         3,266,874
---------------------------------------------------------------
 Jo-Ann Stores, Inc.,
 Cl. A 1                              37,200           941,160
---------------------------------------------------------------
 Jos. A. Banks
 Clothiers, Inc. 1                    57,400         1,918,882
---------------------------------------------------------------
 Loehmann's
 Holdings, Inc. 1                     35,800           492,608
---------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                        129,700         2,833,945
---------------------------------------------------------------
 Monro Muffler
 Brake, Inc. 1                        13,900           392,814
---------------------------------------------------------------
 Mothers Work, Inc. 1                 16,400           439,028
---------------------------------------------------------------
 Movie Gallery, Inc. 1                83,025         1,531,811
---------------------------------------------------------------
 OfficeMax, Inc. 1                    16,800           110,040
---------------------------------------------------------------
 Pacific Sunwear
 of California, Inc. 1               141,750         3,414,758
---------------------------------------------------------------
 Pier 1 Imports, Inc.                 17,200           350,880
---------------------------------------------------------------
 Regis Corp.                          72,800         2,114,840
---------------------------------------------------------------
 Ross Stores, Inc.                    44,600         1,906,204
---------------------------------------------------------------
 Select Comfort
 Corp. 1                             106,100         1,737,918
---------------------------------------------------------------
 Sharper Image
 Corp. 1                             122,700         3,346,029
---------------------------------------------------------------
 Shoe Carnival, Inc. 1                52,900           780,804
---------------------------------------------------------------
 Sonic
 Automotive, Inc. 1                   83,600         1,831,676
---------------------------------------------------------------
 Sports
 Authority, Inc. (The) 1             205,400         2,197,780



13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Specialty Retail Continued
---------------------------------------------------------------
 Syms Corp. 1                          9,800         $  63,014
---------------------------------------------------------------
 TBC Corp. 1                          86,000         1,638,300
---------------------------------------------------------------
 Tractor Supply Co.                   78,000         3,724,500
---------------------------------------------------------------
 Trans World
 Entertainment Corp. 1                 8,500            43,520
---------------------------------------------------------------
 Tuesday Morning
 Corp. 1                             123,300         3,242,790
---------------------------------------------------------------
 United Auto
 Group, Inc. 1                        35,800           779,724
---------------------------------------------------------------
 Urban
 Outfitters, Inc. 1                   12,600           452,340
---------------------------------------------------------------
 West Marine, Inc. 1                   8,300           145,333
---------------------------------------------------------------
 Zale Corp. 1                         59,400         2,376,000
                                                 -------------
                                                    75,094,988

---------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.2%
 Ashworth, Inc. 1                      4,700            33,323
---------------------------------------------------------------
 Brown Shoe Co., Inc.                106,200         3,164,760
---------------------------------------------------------------
 Cherokee, Inc. 1                     17,600           352,352
---------------------------------------------------------------
 Columbia
 Sportswear Co. 1                     38,100         1,958,721
---------------------------------------------------------------
 Culp, Inc. 1                         38,000           262,200
---------------------------------------------------------------
 First Years, Inc. (The)                 700             8,526
---------------------------------------------------------------
 Gildan Activewear,
 Inc., Cl. A 1                         6,300           165,816
---------------------------------------------------------------
 Hampshire
 Group Ltd. 1                            300             8,952
---------------------------------------------------------------
 K-Swiss, Inc., Cl. A                103,200         3,562,464
---------------------------------------------------------------
 Kellwood Co.                        126,200         3,991,706
---------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A             11,000           214,390
---------------------------------------------------------------
 OshKosh
 B'Gosh, Inc., Cl. A                  12,600           340,200
---------------------------------------------------------------
 Oxford Industries, Inc.               3,100           128,712
---------------------------------------------------------------
 Perry Ellis
 International, Inc. 1                19,610           382,787
---------------------------------------------------------------
 Quicksilver, Inc. 1                  46,900           773,381
---------------------------------------------------------------
 Russell Corp.                       134,800         2,561,200
---------------------------------------------------------------
 Steven Madden Ltd. 1                 64,000         1,397,760
---------------------------------------------------------------
 Stride Rite Corp.                    13,000           129,480
---------------------------------------------------------------
 Timberland
 Co., Cl. A 1                         51,800         2,738,148
---------------------------------------------------------------
 Tommy Hilfiger
 Corp. 1                              85,100           786,324

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Warnaco Group,
 Inc. (The) 1                         46,200     $     621,390
---------------------------------------------------------------
 Wolverine World
 Wide, Inc.                          147,400         2,838,924
                                                 -------------
                                                    26,421,516

---------------------------------------------------------------
 Consumer Staples--2.9%
---------------------------------------------------------------
 Beverages--0.1%
 Coca-Cola
 Bottling Co.                         13,000           709,800
---------------------------------------------------------------
 Cott Corp. 1                         25,800           533,802
---------------------------------------------------------------
 National Beverage
 Corp. 1                               5,200            72,280
                                                 -------------
                                                     1,315,882

---------------------------------------------------------------
 Food & Staples Retailing--0.6%
 Arden
 Group, Inc., Cl A 1                   2,100           123,900
---------------------------------------------------------------
 Casey's General
 Stores, Inc.                         53,459           755,910
---------------------------------------------------------------
 Central European
 Distribution Corp. 1                 22,400           451,136
---------------------------------------------------------------
 Chronimed, Inc. 1                    81,700           803,111
---------------------------------------------------------------
 Great Atlantic & Pacific
 Tea Co., Inc. (The) 1                60,300           530,640

---------------------------------------------------------------
 Pathmark Stores, Inc. 1             142,200         1,087,830
---------------------------------------------------------------
 Penn Traffic Co. (The)                1,200               180
---------------------------------------------------------------
 Ruddick Corp.                        10,400           163,488
---------------------------------------------------------------
 Smart & Final, Inc. 1                26,800           124,084
---------------------------------------------------------------
 United Natural
 Foods, Inc. 1                        48,700         1,370,418
---------------------------------------------------------------
 Weis Markets, Inc.                   36,500         1,132,230
---------------------------------------------------------------
 Winn-Dixie Stores, Inc.              43,800           539,178
                                                 -------------
                                                     7,082,105

---------------------------------------------------------------
 Food Products--1.5%
 Bunge Ltd.                           93,300         2,668,380
---------------------------------------------------------------
 Central Garden
 & Pet Co. 1                          53,300         1,271,205
---------------------------------------------------------------
 Flowers Foods, Inc.                 141,600         2,798,016
---------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                        94,500         2,427,705
---------------------------------------------------------------
 Horizon Organic
 Holding Corp. 1                       3,500            83,405


14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Food Products Continued
 International
 Multifoods Corp. 1                   28,200     $     646,062
---------------------------------------------------------------
 J & J Snack
 Foods Corp. 1                        29,200           923,596
---------------------------------------------------------------
 Lancaster Colony
 Corp.                                 4,400           170,104
---------------------------------------------------------------
 M&F Worldwide
 Corp. 1                             154,200         1,110,240
---------------------------------------------------------------
 Omega Protein
 Corp. 1                             188,700           962,370
---------------------------------------------------------------
 Peet's Coffee
 & Tea, Inc. 1                        98,900         1,726,794
---------------------------------------------------------------
 Pilgrim's Pride
 Corp., Cl. B                         16,700           161,489
---------------------------------------------------------------
 Ralcorp
 Holdings, Inc. 1                     16,600           414,336
---------------------------------------------------------------
 Riviana Foods, Inc.                   1,200            32,292
---------------------------------------------------------------
 Sanderson Farms, Inc.                20,100           564,810
---------------------------------------------------------------
 Sanfilippo (John B.) &
 Son, Inc. 1                           6,300           101,745
---------------------------------------------------------------
 Seaboard Corp.                          700           144,900
---------------------------------------------------------------
 Seminis, Inc.                         1,600             5,888
---------------------------------------------------------------
 Seneca Foods
 Corp., Cl. A 1                        1,600            28,032
---------------------------------------------------------------
 USANA Health
 Sciences, Inc. 1                     30,100         1,330,721
---------------------------------------------------------------
 Virbac Corp. 1                        3,200            19,392
                                                 --------------
                                                    17,591,482

---------------------------------------------------------------
 Household Products--0.5%
 Chattem, Inc. 1                     122,000         2,293,600
---------------------------------------------------------------
 Energizer
 Holdings, Inc. 1                     19,500           612,300
---------------------------------------------------------------
 Nu Skin Asia Pacific,
 Inc., Cl. A                          74,600           779,570
---------------------------------------------------------------
 WD-40 Co.                            81,300         2,321,115
                                                 -------------
                                                     6,006,585

---------------------------------------------------------------
 Personal Products--0.1%
 Del Laboratories, Inc.               46,130         1,084,055
---------------------------------------------------------------
 Nature's Sunshine
 Products, Inc.                       12,000            96,120
---------------------------------------------------------------
 NBTY, Inc. 1                         11,500           242,190
                                                 -------------
                                                     1,422,365


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Tobacco--0.1%
 Schweitzer-Mauduit
 International, Inc.                  22,900     $     552,806
---------------------------------------------------------------
 Standard Commercial
 Corp.                                28,600           486,200
                                                 -------------
                                                     1,039,006

---------------------------------------------------------------
 Energy--7.2%
---------------------------------------------------------------
 Energy Equipment & Services--1.8%
 CHC Helicopter
 Corp., Cl. A                         29,300           561,094
---------------------------------------------------------------
 Ensign Resource Service
 Group, Inc.                         157,300         2,338,517
---------------------------------------------------------------
 FMC
 Technologies, Inc. 1                 58,100         1,223,005
---------------------------------------------------------------
 Grey Wolf, Inc. 1                   139,200           562,368
---------------------------------------------------------------
 Gulf Island
 Fabrication, Inc. 1                  42,600           720,792
---------------------------------------------------------------
 Gulfmark
 Offshore, Inc. 1                     33,800           570,544
---------------------------------------------------------------
 Helmerich &
 Payne, Inc.                          51,500         1,503,800
---------------------------------------------------------------
 Key Energy
 Services, Inc. 1                    148,500         1,591,920
---------------------------------------------------------------
 Oceaneering
 International, Inc.                   1,900            48,545
---------------------------------------------------------------
 Offshore
 Logistics, Inc. 1                    40,600           883,050
---------------------------------------------------------------
 Oil States
 International, Inc. 1               215,000         2,601,500
---------------------------------------------------------------
 Patterson-UTI
 Energy, Inc. 1                       21,500           696,600
---------------------------------------------------------------
 Petroleum
 Helicopters, Inc.                       800            24,120
---------------------------------------------------------------
 Superior Energy
 Services, Inc. 1                     19,400           183,912
---------------------------------------------------------------
 Tesco Corp. 1                        99,100           939,399
---------------------------------------------------------------
 Tetra Technologies,
 Inc. 1                                8,900           263,885
---------------------------------------------------------------
 Trican Well
 Service Ltd. 1                      147,600         2,096,544
---------------------------------------------------------------
 Unit Corp. 1                        183,100         3,828,621
---------------------------------------------------------------
 Universal Compression
 Holdings, Inc. 1                      7,800           162,708
---------------------------------------------------------------
 Willbros Group, Inc. 1               21,100           219,229
                                                 -------------
                                                    21,020,153





15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas--5.4%
 Baytex Energy Ltd. 1                139,000     $   1,161,104
---------------------------------------------------------------
 Berry Petroleum
 Co., Cl. A                            1,600            28,720
---------------------------------------------------------------
 BlackRock
 Ventures, Inc. 1                    765,000         1,323,091
---------------------------------------------------------------
 Brigham
 Exploration Co. 1                     3,900            19,890
---------------------------------------------------------------
 Brown (Tom), Inc. 1                 109,400         3,040,226
---------------------------------------------------------------
 Callon
 Petroleum Co. 1                     101,800           724,816
---------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                        1,402            55,954
---------------------------------------------------------------
 Canadian Superior
 Energy, Inc. 1                    1,524,424         1,783,871
---------------------------------------------------------------
 Chesapeake Energy
 Corp.                               210,000         2,121,000
---------------------------------------------------------------
 Cimarex Energy Co. 1                121,670         2,889,662
---------------------------------------------------------------
 Clear Energy, Inc. 1                377,566           833,632
---------------------------------------------------------------
 Compton Petroleum
 Corp. 1                             249,500         1,079,713
---------------------------------------------------------------
 Comstock
 Resources, Inc. 1                    78,200         1,069,776
---------------------------------------------------------------
 Crescent Point Energy
 Ltd., Cl. A 1                       155,600           710,006
---------------------------------------------------------------
 Denbury
 Resources, Inc. 1                   184,600         2,479,178
---------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                  12,300           324,720
---------------------------------------------------------------
 Eastern American
 Natural Gas Trust                       700            14,882
---------------------------------------------------------------
 Encore Acquisition
 Co. 1                                 8,300           158,945
---------------------------------------------------------------
 Energy Partners Ltd. 1               27,000           311,850
---------------------------------------------------------------
 Esprit
 Exploration Ltd. 1,2                428,200           756,342
---------------------------------------------------------------
 Esprit
 Exploration Ltd. 1                  393,800           695,581
---------------------------------------------------------------
 Forest Oil Corp. 1                   45,600         1,145,472
---------------------------------------------------------------
 Frontier Oil Corp.                  140,000         2,128,000
---------------------------------------------------------------
 Holly Corp.                          73,800         2,036,880
---------------------------------------------------------------
 Houston
 Exploration Co. 1                    50,800         1,762,760
---------------------------------------------------------------
 Impact Energy, Inc. 1               617,400           745,197
---------------------------------------------------------------
 KCS Energy, Inc. 1                   41,500           223,685
---------------------------------------------------------------
 Ketch
 Resources Ltd. 1                    171,900           917,222

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas Continued
 Magnum Hunter
 Resources, Inc. 1                    81,800     $     653,582
---------------------------------------------------------------
 Maritrans, Inc.                      39,000           571,350
---------------------------------------------------------------
 Newfield
 Exploration Co. 1                    43,900         1,648,445
---------------------------------------------------------------
 North Coast
 Energy, Inc.                            200             1,856
---------------------------------------------------------------
 OMI Corp. 1                         478,300         2,946,328
---------------------------------------------------------------
 Paramount
 Energy Trust                        144,936           917,350
---------------------------------------------------------------
 Paramount
 Resources Ltd.                      220,000         1,497,700
---------------------------------------------------------------
 Patina Oil &
 Gas Corp.                            81,187         2,610,162
---------------------------------------------------------------
 Penn Virginia Corp.                  36,800         1,582,400
---------------------------------------------------------------
 Pogo Producing Co.                   53,400         2,282,850
---------------------------------------------------------------
 Premcor, Inc. 1                      75,000         1,616,250
---------------------------------------------------------------
 Prima Energy Corp. 1                    600            12,528
---------------------------------------------------------------
 Progress Energy Ltd. 1              133,800           974,881
---------------------------------------------------------------
 Purcell Energy Ltd. 1               588,100         1,038,778
---------------------------------------------------------------
 Quicksilver
 Resources, Inc. 1                    37,800           905,310
---------------------------------------------------------------
 Range Resources
 Corp. 1                              42,100           263,967
---------------------------------------------------------------
 Real Resources, Inc. 1              150,300           497,774
---------------------------------------------------------------
 Remington Oil
 & Gas Corp. 1                        97,400         1,790,212
---------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1               479,300           328,058
---------------------------------------------------------------
 Spinnaker
 Exploration Co. 1                    92,600         2,426,120
---------------------------------------------------------------
 St. Mary Land &
 Exploration Co. 1                    24,600           671,580
---------------------------------------------------------------
 Stelmar Shipping Ltd. 1              39,500           662,020
---------------------------------------------------------------
 Stone Energy Corp. 1                 58,400         2,448,128
---------------------------------------------------------------
 Tesoro Petroleum
 Corp. 1                              72,200           496,736
---------------------------------------------------------------
 TransMontaigne, Inc. 1                1,700            11,016
---------------------------------------------------------------
 Ultra Petroleum
 Corp. 1                              30,000           387,300
---------------------------------------------------------------
 Upton
 Resources, Inc. 1                   400,000         1,089,236
---------------------------------------------------------------
 Western Gas
 Resources, Inc.                      73,200         2,898,720




16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas Continued
 Westport
 Resources Corp. 1                    69,100     $   1,572,025
                                                 -------------
                                                    65,344,837

---------------------------------------------------------------
 Financials--15.8%
---------------------------------------------------------------
 Commercial Banks--11.3%
 Allegiant
 Bancorp, Inc.                        20,200           409,050
---------------------------------------------------------------
 Alliance
 Financial Corp.                      15,400           415,800
---------------------------------------------------------------
 AmericanWest
 Bancorporation                       42,300           686,529
---------------------------------------------------------------
 Anchor BanCorp
 Wisconsin, Inc.                      88,900         2,123,821
---------------------------------------------------------------
 Arrow Financial Corp.                16,493           550,371
---------------------------------------------------------------
 BancFirst Corp.                       1,000            51,860
---------------------------------------------------------------
 BancTrust Financial
 Group, Inc. 1                         1,500            23,880
---------------------------------------------------------------
 Bank Mutual Corp.                    48,900         1,589,250
---------------------------------------------------------------
 Bank of Hawaii Corp.                 28,700           951,405
---------------------------------------------------------------
 Bank of Kentucky
 (The), Financial Corp.                  500            15,375
---------------------------------------------------------------
 Bank of the
 Ozarks, Inc.                         18,100           701,556
---------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A                         83,400         1,680,510
---------------------------------------------------------------
 Banner Corp.                          1,100            22,539
---------------------------------------------------------------
 Bay View
 Capital Corp. 1                      17,300            99,994
---------------------------------------------------------------
 Berkshire Hills
 Bancorp, Inc.                        11,600           329,440
---------------------------------------------------------------
 Brookline
 Bancorp, Inc.                       169,265         2,369,710
---------------------------------------------------------------
 Bryn Mawr
 Bank Corp.                            3,200           118,624
---------------------------------------------------------------
 C&F Financial Corp.                     400            15,700
---------------------------------------------------------------
 Camco Financial
 Corp.                                11,700           182,403
---------------------------------------------------------------
 Camden
 National Corp.                        2,900            79,750
---------------------------------------------------------------
 Capital City
 Bank Group, Inc.                     21,125           764,725
---------------------------------------------------------------
 Capital Corp
 of the West                           1,000            25,360
---------------------------------------------------------------
 Capital Crossing Bank 1               3,700            89,096

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Capitol Bancorp Ltd.                 28,800     $     780,480
---------------------------------------------------------------
 Cascade Bancorp                      20,900           362,197
---------------------------------------------------------------
 Cass Information
 Systems, Inc.                           500            14,625
---------------------------------------------------------------
 Cathay Bancorp, Inc.                  7,700           343,266
---------------------------------------------------------------
 CB Bancshares, Inc.                  30,943         1,922,179
---------------------------------------------------------------
 Central Pacific
 Financial Corp.                      32,100           889,170
---------------------------------------------------------------
 Chemical
 Financial Corp.                       3,995           119,051
---------------------------------------------------------------
 Chester Valley
 Bancorp, Inc.                         2,400            45,864
---------------------------------------------------------------
 Citizens &
 Northern Corp.                          450            11,713
---------------------------------------------------------------
 Citizens First
 Bancorp, Inc.                        22,800           497,952
---------------------------------------------------------------
 Citizens South
 Banking Corp.                         2,200            29,128
---------------------------------------------------------------
 City Holding Co.                     36,800         1,077,136
---------------------------------------------------------------
 CNB Financial Corp.                   1,400            62,972
---------------------------------------------------------------
 CNB Florida
 Bancshares, Inc.                      5,700            89,205
---------------------------------------------------------------
 Coastal Bancorp, Inc.                 6,000           170,520
---------------------------------------------------------------
 Coastal Financial
 Corp.                                   880            11,361
---------------------------------------------------------------
 Columbia Bancorp,
 Eastern US                            8,700           208,800
---------------------------------------------------------------
 Columbia Banking
 System, Inc.                        104,400         1,869,804
---------------------------------------------------------------
 Commercial
 Bankshares, Inc.                      2,951            87,704
---------------------------------------------------------------
 Commercial National
 Financial Corp.                         500            13,164
---------------------------------------------------------------
 Community Bank
 System, Inc.                         41,000         1,558,000
---------------------------------------------------------------
 Community First
 Bankshares, Inc.                     80,900         2,208,570
---------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                        10,400           271,856
---------------------------------------------------------------
 Connecticut
 Bancshares, Inc.                     57,900         2,272,575
---------------------------------------------------------------
 CVB Financial Corp.                  62,956         1,228,901
---------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                    107,450         2,734,602
---------------------------------------------------------------
 East West
 Bancorp, Inc.                        65,500         2,367,170





17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 EverTrust Financial
 Group, Inc.                             300     $       6,897
---------------------------------------------------------------
 F&M Bancorp                           7,300           360,036
---------------------------------------------------------------
 Fidelity
 Bankshares, Inc.                     85,165         1,899,179
---------------------------------------------------------------
 First BanCorp,
 Puerto Rico                          87,400         2,399,130
---------------------------------------------------------------
 First Busey Corp.                     5,800           140,592
---------------------------------------------------------------
 First Charter Corp.                  14,800           257,520
---------------------------------------------------------------
 First Citizens
 BancShares, Inc., Cl. A               5,400           544,536
---------------------------------------------------------------
 First Commonwealth
 Financial Corp.                       4,900            63,504
---------------------------------------------------------------
 First Community
 Bancshares, Inc.                     36,300         1,281,390
---------------------------------------------------------------
 First Defiance
 Financial Corp.                       8,600           170,624
---------------------------------------------------------------
 First Federal Capital
 Corp.                                98,300         1,951,255
---------------------------------------------------------------
 First Federal Financial
 Corp. of Kentucky                     1,479            48,319
---------------------------------------------------------------
 First Financial
 Bankshares, Inc.                      5,375           179,847
---------------------------------------------------------------
 First Financial Corp.                 2,700           142,830
---------------------------------------------------------------
 First Financial
 Holdings, Inc.                       53,800         1,454,752
---------------------------------------------------------------
 First Indiana Corp.                  15,900           272,208
---------------------------------------------------------------
 First Merchants
 Corp.                                11,700           284,427
---------------------------------------------------------------
 First Midwest
 Bancorp, Inc.                         4,750           136,848
---------------------------------------------------------------
 First National Corp.                  6,100           150,426
---------------------------------------------------------------
 First Niagara
 Financial Group, Inc.               130,599         1,823,162
---------------------------------------------------------------
 First Oak Brook
 Bancshares, Inc.                      8,300           273,817
---------------------------------------------------------------
 First of Long Island
 Corp. (The)                             300            11,970
---------------------------------------------------------------
 First Place
 Financial Corp.                      33,400           578,488
---------------------------------------------------------------
 First SecurityFed
 Financial, Inc.                       1,700            42,347
---------------------------------------------------------------
 First Sentinel
 Bancorp, Inc.                        21,300           340,161
---------------------------------------------------------------
 First South
 Bancorp, Inc.                           900            29,934

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Firstbank Corp.                       3,200     $      97,216
---------------------------------------------------------------
 FirstFed America
 Bancorp, Inc.                        33,400         1,152,300
---------------------------------------------------------------
 FirstFed Financial
 Corp. 1                              57,900         2,043,291
---------------------------------------------------------------
 Flagstar Bancorp, Inc.              151,200         3,696,840
---------------------------------------------------------------
 FloridaFirst
 Bancorp, Inc.                         8,700           207,582
---------------------------------------------------------------
 Flushing Financial
 Corp.                                53,360         1,182,991
---------------------------------------------------------------
 FNB Corp.                             1,100            29,777
---------------------------------------------------------------
 Foothill Independent
 Bancorp                               4,800            88,896
---------------------------------------------------------------
 Franklin Financial
 Corp.                                 1,400            42,070
---------------------------------------------------------------
 Frontier
 Financial Corp.                         100             2,841
---------------------------------------------------------------
 GA Financial, Inc.                   10,400           261,560
---------------------------------------------------------------
 Glacier Bancorp, Inc.                56,100         1,381,182
---------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                           500            19,270
---------------------------------------------------------------
 Greater Delaware
 Valley Savings Bank                   4,500           102,150
---------------------------------------------------------------
 Hancock
 Holding Co.                          15,100           710,606
---------------------------------------------------------------
 Hanmi Financial
 Corp.                                41,700           728,499
---------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                     94,100         2,254,636
---------------------------------------------------------------
 Harleysville
 National Corp.                       23,000           622,380
---------------------------------------------------------------
 Hawthorne
 Financial Corp. 1                    39,800         1,379,468
---------------------------------------------------------------
 Home Federal
 Bancorp                              39,700           963,916
---------------------------------------------------------------
 Horizon Financial
 Corp.                                 1,900            29,982
---------------------------------------------------------------
 Hudson United
 Bancorp                              36,600         1,249,890
---------------------------------------------------------------
 Hudson Valley
 Holding Corp. 2                         300            18,675
---------------------------------------------------------------
 IBERIABANK Corp.                     40,750         1,988,600
---------------------------------------------------------------
 Independence
 Community
 Bank Corp.                           19,100           539,002




18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Independent Bank
 Corp.-Massachusetts                  34,400     $     777,096
---------------------------------------------------------------
 Independent Bank
 Corp.-Michigan                       89,069         2,288,183
---------------------------------------------------------------
 International
 Bancshares Corp.                     37,656         1,339,047
---------------------------------------------------------------
 Irwin Financial Corp.                52,900         1,370,110
---------------------------------------------------------------
 ITLA Capital Corp. 1                 56,700         2,292,381
---------------------------------------------------------------
 Klamath First
 Bancorp, Inc.                        12,400           208,568
---------------------------------------------------------------
 Lakeland
 Financial Corp.                         300             9,114
---------------------------------------------------------------
 Local Financial Corp. 1              62,000           895,280
---------------------------------------------------------------
 Macatawa Bank Corp.                   9,135           220,062
---------------------------------------------------------------
 MAF Bancorp, Inc.                    76,900         2,850,683
---------------------------------------------------------------
 MainSource
 Financial Group, Inc.                 5,800           141,346
---------------------------------------------------------------
 MB Financial, Inc.                   14,700           588,588
---------------------------------------------------------------
 Mercantile Bank Corp.                 2,900            82,824
---------------------------------------------------------------
 Mid-State Bancshares                 16,800           331,800
---------------------------------------------------------------
 Middleburg
 Financial Corp.                       1,300            74,230
---------------------------------------------------------------
 Nara Bancorp, Inc.                   62,500         1,187,500
---------------------------------------------------------------
 NASB Financial, Inc.                  8,700           252,300
---------------------------------------------------------------
 National
 Bankshares, Inc.                     11,800           463,858
---------------------------------------------------------------
 National Penn
 Bancshares, Inc.                      3,785           106,283
---------------------------------------------------------------
 NBT Bancorp, Inc.                    60,500         1,170,675
---------------------------------------------------------------
 Net.B@nk, Inc.                       66,700           877,772
---------------------------------------------------------------
 NewMil Bancorp, Inc.                    200             4,380
---------------------------------------------------------------
 North Valley Bancorp                  6,750           101,250
---------------------------------------------------------------
 Northern Empire
 Bancshares                              840            21,294
---------------------------------------------------------------
 Northwest
 Bancorp, Inc.                           700            11,200
---------------------------------------------------------------
 Oak Hill
 Financial, Inc.                       8,758           219,213
---------------------------------------------------------------
 OceanFirst Financial
 Corp.                                29,000           708,470
---------------------------------------------------------------
 Old National Bancorp                  9,745           224,135
---------------------------------------------------------------
 Old Second
 Bancorp, Inc.                        44,433         1,903,954
---------------------------------------------------------------
 Oneida Financial
 Corp.                                 1,515            33,921

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Oriental Financial
 Group, Inc.                          55,675     $   1,430,291
---------------------------------------------------------------
 Pacific Capital
 Bancorp                              93,800         3,287,690
---------------------------------------------------------------
 Pacific Northwest
 Bancorp                               7,600           264,176
---------------------------------------------------------------
 Parkvale Financial
 Corp.                                 2,300            56,534
---------------------------------------------------------------
 Peapack-Gladstone
 Financial Corp.                       1,700            54,451
---------------------------------------------------------------
 PennFed Financial
 Services, Inc.                       16,000           444,000
---------------------------------------------------------------
 PennRock Financial
 Services Corp.                        6,300           170,163
---------------------------------------------------------------
 Peoples Holding
 Co. (The)                             2,000            88,500
---------------------------------------------------------------
 PFF Bancorp, Inc.                    44,700         1,727,655
---------------------------------------------------------------
 Port Financial Corp.                 41,100         2,214,468
---------------------------------------------------------------
 Progress
 Financial Corp.                      12,810           175,113
---------------------------------------------------------------
 Prosperity
 Bancshares, Inc.                     66,600         1,282,050
---------------------------------------------------------------
 Provident
 Bancorp, Inc.                         1,000            32,100
---------------------------------------------------------------
 Provident
 Bankshares Corp.                      4,800           121,968
---------------------------------------------------------------
 Quaker City
 Bancorp, Inc. 1                      40,525         1,663,551
---------------------------------------------------------------
 R&G Financial
 Corp., Cl. B                        113,800         3,379,860
---------------------------------------------------------------
 Redwood Empire
 Bancorp                              19,400           553,094
---------------------------------------------------------------
 Republic Bancorp, Inc.               30,270           406,223
---------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                          45,350           672,541
---------------------------------------------------------------
 Republic
 Bancshares, Inc.                        100             2,501
---------------------------------------------------------------
 S&T Bancorp, Inc.                    77,000         2,112,110
---------------------------------------------------------------
 S.Y. Bancorp, Inc.                    4,500           159,165
---------------------------------------------------------------
 Sandy Spring
 Bancorp, Inc.                        38,400         1,213,440
---------------------------------------------------------------
 Santander BanCorp                     2,100            34,356
---------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                     81,800         1,393,872
---------------------------------------------------------------
 Seacoast Financial
 Services Corp.                        1,346            26,651




19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Second Bancorp, Inc.                 13,000     $     335,400
---------------------------------------------------------------
 Simmons First
 National Corp.                       11,100           222,111
---------------------------------------------------------------
 Sky Financial
 Group, Inc.                           5,600           121,632
---------------------------------------------------------------
 Sound Federal
 Bancorp, Inc.                        30,300           411,777
---------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                        31,217           953,992
---------------------------------------------------------------
 Southwest
 Bancorp, Inc.                        11,200           306,992
---------------------------------------------------------------
 St. Francis
 Capital Corp.                        47,300         1,375,011
---------------------------------------------------------------
 State Bancorp, Inc.                  37,689           737,574
---------------------------------------------------------------
 State Financial
 Services Corp.                        6,200           137,268
---------------------------------------------------------------
 Sterling Bancorp                     58,740         1,638,259
---------------------------------------------------------------
 Sterling Financial
 Corp., Eastern US                     3,000            69,750
---------------------------------------------------------------
 Sterling Financial
 Corp., Western US                    85,760         2,089,114
---------------------------------------------------------------
 Sun Bancorp, Inc.                     1,100            22,198
---------------------------------------------------------------
 Sun Bancorp, Inc.,
 New Jersey                           34,835           693,217
---------------------------------------------------------------
 Superior Financial
 Corp.                                46,200         1,108,800
---------------------------------------------------------------
 Texas Regional
 Bancshares, Inc., Cl. A              18,020           625,294
---------------------------------------------------------------
 TierOne Corp. 1                       3,900            75,933
---------------------------------------------------------------
 Tompkins
 Trustco, Inc.                           700            31,255
---------------------------------------------------------------
 Troy Financial Corp.                 22,975           623,771
---------------------------------------------------------------
 Trust Co. of
 New Jersey (The)                     25,400           769,620
---------------------------------------------------------------
 U.S.B. Holding Co., Inc.              3,700            65,675
---------------------------------------------------------------
 UCBH Holdings, Inc.                  96,500         2,767,620
---------------------------------------------------------------
 Union
 Bankshares Corp.                     10,900           308,143
---------------------------------------------------------------
 United Community
 Financial Corp.                       2,500            23,100
---------------------------------------------------------------
 United National
 Bancorp                              14,400           397,296
---------------------------------------------------------------
 United Security
 Bancshares, Inc.,
 Southern US                           2,300           103,868

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Univest Corp.
 of Pennsylvania                       1,000     $      33,100
---------------------------------------------------------------
 Unizan Financial
 Corp.                                 7,135           125,362
---------------------------------------------------------------
 W. Holding Co., Inc.                 39,800           673,416
---------------------------------------------------------------
 Waypoint
 Financial Corp.                      71,700         1,293,468
---------------------------------------------------------------
 Webster Financial
 Corp.                                26,900         1,016,820
---------------------------------------------------------------
 WesBanco, Inc.                        3,800            92,340
---------------------------------------------------------------
 West Coast Bancorp                    1,800            32,760
---------------------------------------------------------------
 WGNB Corp.                            1,000            25,250
---------------------------------------------------------------
 Willow Grove
 Bancorp, Inc.                        83,300         1,413,601
---------------------------------------------------------------
 Wilshire State Bank 1                 1,800            27,666
---------------------------------------------------------------
 WSFS Financial
 Corp.                                42,400         1,628,160
                                                 -------------
                                                   136,281,185
---------------------------------------------------------------
 Diversified Financial Services--0.8%
 Ace Cash Express, Inc. 1              5,800            63,046
---------------------------------------------------------------
 Atalanta/Sosnoff
 Capital Corp. 1                       1,600            21,680
---------------------------------------------------------------
 California First
 National Bancorp                        700             6,643
---------------------------------------------------------------
 Cash America
 International, Inc.                 176,300         2,330,686
---------------------------------------------------------------
 CompuCredit Corp. 1                  75,900           922,185
---------------------------------------------------------------
 Credit
 Acceptance Corp. 1                   79,900           806,191
---------------------------------------------------------------
 E*TRADE
 Group, Inc. 1                        73,100           621,350
---------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                     10,500           149,205
---------------------------------------------------------------
 Gladstone Capital
 Corp.                                 1,800            37,134
---------------------------------------------------------------
 iDine Rewards
 Network, Inc.                           400             5,496
---------------------------------------------------------------
 Newtek Business
 Services, Inc.                          500             2,655
---------------------------------------------------------------
 Providian
 Financial Corp. 1                   121,800         1,127,868
---------------------------------------------------------------
 Sanders Morris Harris
 Group, Inc.                             800             7,160
---------------------------------------------------------------
 Student Loan
 Corp. (The)                          11,500         1,449,000



20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Diversified Financial Services Continued
 United PanAm
 Financial Corp. 1                     3,900     $      47,736
---------------------------------------------------------------
 WFS Financial, Inc. 1                19,400           650,094
---------------------------------------------------------------
 World Acceptance
 Corp. 1                              67,900         1,105,412
                                                 -------------
                                                     9,353,541

---------------------------------------------------------------
 Insurance--2.4%
 21st Century
 Insurance Group                         700            10,010
---------------------------------------------------------------
 Alfa Corp.                           90,100         1,145,171
---------------------------------------------------------------
 American Medical
 Security Group, Inc. 1               66,400         1,268,240
---------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                       3,800            92,150
---------------------------------------------------------------
 Arch Capital
 Group Ltd. 1                         56,400         1,958,772
---------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg.                       4,800           114,000
---------------------------------------------------------------
 Berkley (W.R.) Corp.                 11,700           616,590
---------------------------------------------------------------
 Brown & Brown, Inc.                  33,600         1,092,000
---------------------------------------------------------------
 CNA Surety Corp.                     29,800           293,530
---------------------------------------------------------------
 Crawford & Co., Cl. A,
 Non-Vtg.                              1,600             7,760
---------------------------------------------------------------
 Delphi Financial
 Group, Inc., Cl. A                   47,400         2,218,320
---------------------------------------------------------------
 Donegal Group,
 Inc., Cl. A                             300             4,056
---------------------------------------------------------------
 EMC Insurance
 Group, Inc.                           1,600            29,680
---------------------------------------------------------------
 FBL Financial Group,
 Inc., Cl. A                          24,000           483,600
---------------------------------------------------------------
 Fidelity National
 Financial, Inc.                      69,971         2,152,308
---------------------------------------------------------------
 Financial
 Industries Corp.                      7,700           113,498
---------------------------------------------------------------
 Great American Financial
 Resources, Inc.                       6,300            82,593
---------------------------------------------------------------
 Harleysville Group, Inc.              2,500            57,550
---------------------------------------------------------------
 Hub International Ltd.               14,800           253,080
---------------------------------------------------------------
 Independence
 Holding Co.                           2,200            46,442
---------------------------------------------------------------
 Infinity Property &
 Casualty Corp.                       50,227         1,187,366
---------------------------------------------------------------
 IPC Holdings Ltd.                     9,700           324,950


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Insurance Continued
 LandAmerica Financial
 Group, Inc.                          73,400     $   3,486,500
---------------------------------------------------------------
 Midland Co. (The)                     8,400           186,564
---------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                2,100           231,903
---------------------------------------------------------------
 Navigators Group,
 Inc. (The) 1                          8,200           244,524
---------------------------------------------------------------
 Odyssey Re Holdings
 Corp.                               116,800         2,464,480
---------------------------------------------------------------
 Penn-America
 Group, Inc.                           1,500            16,875
---------------------------------------------------------------
 Pico Holdings, Inc. 1                 4,000            52,000
---------------------------------------------------------------
 ProAssurance Corp. 1                 58,600         1,581,614
---------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                     29,600           950,160
---------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                        36,600         1,666,032
---------------------------------------------------------------
 RLI Corp.                            47,600         1,566,040
---------------------------------------------------------------
 State Auto
 Financial Corp.                      23,800           534,310
---------------------------------------------------------------
 Stewart Information
 Services Corp. 1                     79,400         2,211,290
---------------------------------------------------------------
 U.S.I. Holdings Corp. 1              15,000           176,400
---------------------------------------------------------------
 United Fire &
 Casualty Co.                            800            25,992
---------------------------------------------------------------
 Universal American
 Financial Corp.                       1,500             9,555
                                                 -------------
                                                    28,955,905

---------------------------------------------------------------
 Real Estate--0.7%
 American Financial
 Realty Trust                         93,200         1,389,612
---------------------------------------------------------------
 Anworth Mortgage
 Asset Corp.                          19,150           295,293
---------------------------------------------------------------
 Capital Automotive
 REIT                                  9,700           271,503
---------------------------------------------------------------
 Capital Trust, Cl. A                  8,500           157,675
---------------------------------------------------------------
 CBL & Associates
 Properties, Inc.                     11,700           503,100
---------------------------------------------------------------
 Chelsea Property
 Group, Inc.                           5,800           233,798
---------------------------------------------------------------
 Consolidated-Tomoka
 Land Co.                              1,200            30,144
---------------------------------------------------------------
 Correctional
 Properties Trust                     11,600           324,800



21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Real Estate Continued
 Friedman, Billings, Ramsey
 Group, Inc., Cl. A                   64,800     $     868,320
---------------------------------------------------------------
 Getty Realty Corp.                    7,300           162,936
---------------------------------------------------------------
 LNR Property Corp.                   10,700           400,180
---------------------------------------------------------------
 Maguire
 Properties, Inc. 1                   67,600         1,301,300
---------------------------------------------------------------
 Pan Pacific Retail
 Properties, Inc.                      6,800           267,580
---------------------------------------------------------------
 Prentiss
 Properties Trust                      6,800           203,932
---------------------------------------------------------------
 Ramco-Gershenson
 Properties Trust                     17,700           412,410
---------------------------------------------------------------
 Regency
 Centers Corp.                         9,700           339,306
---------------------------------------------------------------
 Stratus Properties, Inc.             21,666           211,027
---------------------------------------------------------------
 Tanger Factory
 Outlet Centers, Inc.                  5,900           195,172
---------------------------------------------------------------
 Trammell Crow Co. 1                  56,700           601,587
---------------------------------------------------------------
 Urstadt Biddle
 Properties, Inc.                      1,000            13,300
                                                 -------------
                                                     8,182,975

---------------------------------------------------------------
 Thrifts & Mortgage Finance--0.6%
 Accredited Home
 Lenders Holding Co. 1                 2,300            45,126
---------------------------------------------------------------
 American Home
 Mortgage
 Holdings, Inc.                       86,400         1,691,712
---------------------------------------------------------------
 Charter Municipal
 Mortgage
 Acceptance Co.                       51,900           986,619
---------------------------------------------------------------
 Doral Financial Corp.                63,550         2,837,507
---------------------------------------------------------------
 Fremont
 General Corp.                        34,100           467,170
---------------------------------------------------------------
 New Century
 Financial Corp.                      24,100         1,051,965
                                                 -------------
                                                     7,080,099

---------------------------------------------------------------
 Health Care--14.7%
---------------------------------------------------------------
 Biotechnology--2.5%
 Amylin
 Pharmaceuticals, Inc. 1              96,500         2,112,385
---------------------------------------------------------------
 Antigenics, Inc. 1                   82,900           955,008
---------------------------------------------------------------
 BioMarin
 Pharmaceutical, Inc. 1              119,500         1,166,320
---------------------------------------------------------------
 BioReliance Corp. 1                  67,800         1,437,360


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Biotechnology Continued
 Celgene Corp. 1                      79,100     $   2,404,640
---------------------------------------------------------------
 Ciphergen
 Biosystems, Inc. 1                   14,700           150,675
---------------------------------------------------------------
 Digene Corp. 1                       46,000         1,252,580
---------------------------------------------------------------
 Exact Sciences
 Corp. 1                              52,500           575,400
---------------------------------------------------------------
 Gen-Probe, Inc. 1                    58,200         2,378,634
---------------------------------------------------------------
 Idexx
 Laboratories, Inc. 1                104,800         3,514,992
---------------------------------------------------------------
 Martek
 Biosciences Corp. 1                  40,900         1,756,246
---------------------------------------------------------------
 Medicines Co. (The) 1                92,600         1,823,294
---------------------------------------------------------------
 Nuerocrine
 Biosciences, Inc. 1                  33,100         1,653,014
---------------------------------------------------------------
 QLT PhotoTherapeutics,
 Inc. 1                               92,200         1,170,848
---------------------------------------------------------------
 Sepracor, Inc. 1                     73,900         1,332,417
---------------------------------------------------------------
 Tanox, Inc. 1                       100,930         1,619,926
---------------------------------------------------------------
 Telik, Inc. 1                       139,900         2,248,193
---------------------------------------------------------------
 United
 Therapeutics Corp. 1                 93,400         2,034,252
                                                  -------------
                                                    29,586,184

---------------------------------------------------------------
 Health Care Equipment & Supplies--4.8%
 Advanced Medical
 Optics, Inc. 1                      181,200         3,089,460
---------------------------------------------------------------
 Advanced
 Neuromodulation
 Systems, Inc. 1                      14,000           724,780
---------------------------------------------------------------
 Aksys Ltd. 1                         77,800         1,007,510
---------------------------------------------------------------
 Alaris Medical, Inc.                167,700         2,171,715
---------------------------------------------------------------
 Analogic Corp.                       39,700         1,935,772
---------------------------------------------------------------
 Arrow
 International, Inc.                     900            39,735
---------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                        65,900         3,647,565
---------------------------------------------------------------
 BioLase
 Technology, Inc. 1                    9,300            99,789
---------------------------------------------------------------
 Biosite, Inc. 1                      77,800         3,742,180
---------------------------------------------------------------
 CNS, Inc. 1                           2,700            22,950
---------------------------------------------------------------
 Cooper Cos.,
 Inc. (The)                          134,100         4,662,657
---------------------------------------------------------------
 Cyberonics, Inc. 1                   29,500           634,545
---------------------------------------------------------------
 Dade Behring
 Holdings, Inc. 1                     36,100           829,217





22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Edwards
 Lifesciences Corp. 1                  9,700     $     311,758
---------------------------------------------------------------
 Exactech, Inc. 1                     59,900           862,560
---------------------------------------------------------------
 HealthTronics
 Surgical Services, Inc. 1           135,700         1,221,300
---------------------------------------------------------------
 I-STAT Corp. 1                       16,300           146,537
---------------------------------------------------------------
 ICU Medical, Inc. 1                   6,300           196,245
---------------------------------------------------------------
 Immucor, Inc. 1                     101,650         2,214,954
---------------------------------------------------------------
 Inamed Corp. 1                       55,000         2,952,950
---------------------------------------------------------------
 Integra LifeSciences
 Holdings Corp.                          500            13,190
---------------------------------------------------------------
 Kensey Nash Corp. 1                 106,000         2,756,000
---------------------------------------------------------------
 Lifeline Systems, Inc. 1             19,700           559,480
---------------------------------------------------------------
 Matthews
 International
 Corp., Cl. A                         25,600           633,856
---------------------------------------------------------------
 Mentor Corp.                         66,200         1,282,956
---------------------------------------------------------------
 Meridian
 Bioscience, Inc.                     40,400           368,044
---------------------------------------------------------------
 Merit Medical
 Systems, Inc. 1                     139,500         2,787,210
---------------------------------------------------------------
 Microtek Medical
 Holdings, Inc. 1                      8,300            17,430
---------------------------------------------------------------
 Novoste Corp. 1                       7,000            42,000
---------------------------------------------------------------
 Nutraceutical
 International Corp. 1                43,800           470,850
---------------------------------------------------------------
 PolyMedica Corp.                     36,500         1,671,335
---------------------------------------------------------------
 Possis Medical, Inc. 1               74,600         1,023,512
---------------------------------------------------------------
 Quidel Corp. 1                       69,000           429,180
---------------------------------------------------------------
 Regeneration
 Technologies, Inc. 1                 14,400           191,376
---------------------------------------------------------------
 ResMed, Inc. 1                        9,700           380,240
---------------------------------------------------------------
 Respironics, Inc. 1                  29,100         1,091,832
---------------------------------------------------------------
 Steris Corp. 1                       99,600         2,299,764
---------------------------------------------------------------
 SurModics, Inc. 1                    10,900           332,450
---------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                 144,500         3,410,200
---------------------------------------------------------------
 Synovis Life
 Technologies, Inc. 1                 44,600           880,404
---------------------------------------------------------------
 Thoratec Corp. 1                     76,900         1,145,810
---------------------------------------------------------------
 Viasys
 Healthcare, Inc. 1                   41,000           848,700
---------------------------------------------------------------
 VISX, Inc. 1                         52,900           917,815
---------------------------------------------------------------
 Vital Images, Inc. 1                 92,500         1,700,150


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Young
 Innovations, Inc. 1                  89,000     $   2,536,500
---------------------------------------------------------------
 Zoll Medical Corp. 1                  3,200           107,392
                                                 -------------
                                                    58,411,855

---------------------------------------------------------------
 Health Care Providers & Services--4.7%
 Advisory
 Board Co. (The) 1                    63,600         2,577,072
---------------------------------------------------------------
 American
 Healthways, Inc. 1                   42,700         1,542,324
---------------------------------------------------------------
 AMERIGROUP
 Corp. 1                              77,500         2,883,000
---------------------------------------------------------------
 AmSurg Corp. 1                       47,500         1,448,750
---------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                       136,400         3,393,632
---------------------------------------------------------------
 Centene Corp. 1                      62,500         2,431,250
---------------------------------------------------------------
 Cobalt Corp. 1                      124,600         2,560,530
---------------------------------------------------------------
 Computer Programs
 & Systems, Inc.                       1,100            22,011
---------------------------------------------------------------
 CorVel Corp. 1                       58,050         2,089,800
---------------------------------------------------------------
 Covance, Inc. 1                     104,300         1,887,830
---------------------------------------------------------------
 Coventry
 Health Care, Inc. 1                  16,000           738,560
---------------------------------------------------------------
 Curative Health
 Services, Inc. 1                     16,400           278,800
---------------------------------------------------------------
 DaVita, Inc. 1                       96,200         2,576,236
---------------------------------------------------------------
 Dendrite
 International, Inc. 1               214,500         2,762,760
---------------------------------------------------------------
 eResearch
 Technology, Inc. 1                  173,400         3,842,544
---------------------------------------------------------------
 Gentiva Health
 Services, Inc. 1                    112,800         1,015,200
---------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                       119,000         1,362,550
---------------------------------------------------------------
 IDX Systems Corp. 1                  33,800           524,576
---------------------------------------------------------------
 LabOne, Inc. 1                       71,200         1,535,072
---------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1                     20,500         1,072,150
---------------------------------------------------------------
 National
 HealthCare Corp. 1                    7,500           147,600
---------------------------------------------------------------
 Odyssey
 Healthcare, Inc. 1                   80,850         2,991,450
---------------------------------------------------------------
 Owens & Minor, Inc.                  29,100           650,385
---------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                        19,400           815,382




23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Providers & Services Continued
 PacifiCare Health
 Systems, Inc. 1                      66,800     $   3,295,244
---------------------------------------------------------------
 Parexel
 International Corp. 1                46,700           651,465
---------------------------------------------------------------
 Per-Se
 Technologies, Inc. 1                  5,400            60,642
---------------------------------------------------------------
 Prime Medical
 Services, Inc. 1                     18,100            85,070
---------------------------------------------------------------
 Renal Care
 Group, Inc. 1                        11,700           411,957
---------------------------------------------------------------
 Select Medical
 Corp. 1                             137,500         3,414,125
---------------------------------------------------------------
 SFBC
 International, Inc. 1                 3,000            54,300
---------------------------------------------------------------
 Sierra Health
 Services, Inc. 1                     68,900         1,378,000
---------------------------------------------------------------
 Sunrise Senior
 Living, Inc. 1                       37,100           830,298
---------------------------------------------------------------
 U.S. Physical
 Therapy, Inc. 1                      49,400           631,332
---------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                30,100           679,959
---------------------------------------------------------------
 US Oncology, Inc. 1                 178,000         1,315,420
---------------------------------------------------------------
 VCA Antech, Inc. 1                  100,500         1,966,785
---------------------------------------------------------------
 VitalWorks, Inc. 1                  260,700         1,029,765
                                                 -------------
                                                    56,953,826

---------------------------------------------------------------
 Pharmaceuticals--2.7%
 aaiPharma, Inc. 1                    68,950         1,370,726
---------------------------------------------------------------
 Able
 Laboratories, Inc. 1                 24,700           489,060
---------------------------------------------------------------
 Alpharma, Inc., Cl. A               112,900         2,438,640
---------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                    123,100         4,173,090
---------------------------------------------------------------
 AtheroGenics, Inc. 1                120,200         1,794,586
---------------------------------------------------------------
 Bradley
 Pharmaceuticals, Inc. 1             112,500         1,856,250
---------------------------------------------------------------
 CollaGenex
 Pharmaceuticals, Inc. 1              14,600           196,078
---------------------------------------------------------------
 Connetics Corp. 1                   134,400         2,011,968
---------------------------------------------------------------
 Endo Pharmaceuticals
 Holdings, Inc. 1                     66,000         1,116,720
---------------------------------------------------------------
 Eon Labs, Inc. 1                     67,200         2,362,080
---------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                           9,900           402,633


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Pharmaceuticals Continued
 Inspire
 Pharmaceuticals, Inc.                 1,000     $      10,800
---------------------------------------------------------------
 Kos Pharmaceuticals,
 Inc. 1                               26,200           614,914
---------------------------------------------------------------
 Lannett Co., Inc. 1                 127,600         2,990,944
---------------------------------------------------------------
 Perrigo Co.                         219,300         3,429,852
---------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                    68,100         3,313,746
---------------------------------------------------------------
 SciClone
 Pharmaceuticals, Inc.                 2,000            17,120
---------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                    67,300         3,693,424
                                                 -------------
                                                    32,282,631

---------------------------------------------------------------
 Industrials--13.7%
---------------------------------------------------------------
 Aerospace & Defense--1.0%
 AAR Corp.                            30,300           213,918
---------------------------------------------------------------
 Applied Signal
 Technology, Inc.                    104,400         1,774,800
---------------------------------------------------------------
 Ducommun, Inc. 1                     23,700           334,170
---------------------------------------------------------------
 Engineered Support
 Systems, Inc.                        67,700         2,833,245
---------------------------------------------------------------
 ESCO
 Technologies, Inc. 1                 51,400         2,261,600
---------------------------------------------------------------
 Fairchild Corp., Cl. A                1,400             5,642
---------------------------------------------------------------
 Mercury Computer
 Systems, Inc. 1                      15,700           285,112
---------------------------------------------------------------
 MTC
 Technologies, Inc.                      500            11,730
---------------------------------------------------------------
 Orbital Sciences
 Corp. 1                              69,700           508,810
---------------------------------------------------------------
 Pemco Aviation
 Group, Inc. 1                           600            14,100
---------------------------------------------------------------
 Teledyne
 Technologies, Inc. 1                125,400         1,642,740
---------------------------------------------------------------
 United Defense
 Industries, Inc. 1                   13,600           352,784
---------------------------------------------------------------
 World Fuel
 Services Corp.                       74,800         1,839,332
                                                 -------------
                                                    12,077,983

---------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Airborne, Inc.                       51,500         1,076,350
---------------------------------------------------------------
 EGL, Inc. 1                          24,400           370,880
---------------------------------------------------------------
 Forward Air Corp. 1                   4,400           111,628
                                                 -------------
                                                     1,558,858





24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Airlines--0.1%
 ExpressJet
 Holdings, Inc. 1                     24,100     $     363,910
---------------------------------------------------------------
 Mesa Air Group, Inc. 1               13,900           111,200
---------------------------------------------------------------
 Mesaba Holdings, Inc. 1               6,000            37,020
                                                 -------------
                                                       512,130

---------------------------------------------------------------
 Building Products--1.5%
 Aaon, Inc. 1                         86,150         1,595,498
---------------------------------------------------------------
 American
 Woodmark Corp.                       41,300         1,922,928
---------------------------------------------------------------
 Apogee
 Enterprises, Inc.                    24,400           220,088
---------------------------------------------------------------
 Drew Industries, Inc. 1              60,500         1,101,100
---------------------------------------------------------------
 ElkCorp                               9,700           218,250
---------------------------------------------------------------
 Griffon Corp. 1                     126,130         2,018,080
---------------------------------------------------------------
 Jacuzzi Brands, Inc. 1              241,700         1,278,593
---------------------------------------------------------------
 Lennox
 International, Inc.                 128,600         1,655,082
---------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc.                            72,300         2,646,180
---------------------------------------------------------------
 Trex Co., Inc. 1                     84,300         3,308,775
---------------------------------------------------------------
 Universal Forest
 Products, Inc.                       28,700           600,978
---------------------------------------------------------------
 USG Corp. 1                          41,900           796,100
---------------------------------------------------------------
 Water Pik
 Technologies, Inc. 1                  1,500            11,655
---------------------------------------------------------------
 Watsco, Inc.                         37,200           616,032
                                                 -------------
                                                    17,989,339

---------------------------------------------------------------
 Commercial Services & Supplies--4.6%
 Angelica Corp.                       82,400         1,396,680
---------------------------------------------------------------
 Arbitron, Inc. 1                     69,600         2,484,720
---------------------------------------------------------------
 Banta Corp.                          52,700         1,705,899
---------------------------------------------------------------
 Bowne & Co., Inc.                   107,600         1,402,028
---------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc. 1             58,100         1,949,836
---------------------------------------------------------------
 CDI Corp. 1                          64,800         1,682,208
---------------------------------------------------------------
 Century Business
 Services, Inc. 1                     65,600           213,200
---------------------------------------------------------------
 Charles River
 Associates, Inc. 1                   17,900           506,033
---------------------------------------------------------------
 Clean Harbors, Inc.                     700             6,671
---------------------------------------------------------------
 Coinstar, Inc. 1                     36,100           680,846
---------------------------------------------------------------
 Concorde Career
 Colleges, Inc. 1                     10,800           216,119


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Services & Supplies Continued
 Consolidated
 Graphics, Inc. 1                     14,500     $     331,760
---------------------------------------------------------------
 Corinthian
 Colleges, Inc. 1                     49,200         2,389,644
---------------------------------------------------------------
 Cornell
 Corrections, Inc. 1                  16,400           248,296
---------------------------------------------------------------
 Corporate
 Executive Board Co. 1                34,600         1,402,338
---------------------------------------------------------------
 CPI Corp.                            17,600           310,640
---------------------------------------------------------------
 DeVry, Inc 1                        114,500         2,666,705
---------------------------------------------------------------
 Duratek, Inc. 1                       3,362            26,325
---------------------------------------------------------------
 Ennis Business
 Forms, Inc.                          79,000         1,149,450
---------------------------------------------------------------
 Exponent, Inc. 1                     61,600           954,800
---------------------------------------------------------------
 General Binding
 Corp. 1                              29,900           358,800
---------------------------------------------------------------
 Gevity HR, Inc.                      30,300           358,146
---------------------------------------------------------------
 Gundle/SLT
 Environmental, Inc. 1                49,800           678,276
---------------------------------------------------------------
 Harland (John H.) Co.                20,400           533,664
---------------------------------------------------------------
 Headwaters, Inc. 1                  100,845         1,481,413
---------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                 6,000            75,720
---------------------------------------------------------------
 ICT Group, Inc. 1                    29,300           306,478
---------------------------------------------------------------
 Imagistics
 International, Inc. 1               131,800         3,400,440
---------------------------------------------------------------
 Interpool, Inc.                      47,900           786,518
---------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                    146,100         4,273,425
---------------------------------------------------------------
 Kelly Services,
 Inc., Cl. A                          38,800           909,860
---------------------------------------------------------------
 Labor Ready, Inc. 1                  61,100           438,087
---------------------------------------------------------------
 Landauer, Inc.                       39,500         1,652,285
---------------------------------------------------------------
 Layne
 Christensen Co. 1                     4,300            34,701
---------------------------------------------------------------
 Moore Wallace, Inc. 1                36,300           532,884
---------------------------------------------------------------
 NCO Group, Inc. 1                    23,200           415,512
---------------------------------------------------------------
 New England
 Business Service, Inc.               31,500           945,000
---------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                  95,125         1,203,331
---------------------------------------------------------------
 Rollins, Inc.                       132,900         2,505,165
---------------------------------------------------------------
 Roto-Rooter, Inc.                     1,500            57,210
---------------------------------------------------------------
 Schawk, Inc.                         16,600           173,968




25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Services & Supplies Continued
 Stericycle, Inc. 1                   19,500     $     750,360
---------------------------------------------------------------
 Strayer
 Education, Inc.                      35,500         2,820,475
---------------------------------------------------------------
 Tetra Tech, Inc. 1                   68,200         1,168,266
---------------------------------------------------------------
 United
 Stationers, Inc. 1                   29,300         1,059,781
---------------------------------------------------------------
 University of
 Phoenix Online 1                     58,966         2,989,576
---------------------------------------------------------------
 Vermilion Energy
 Trust                               227,100         2,239,661
---------------------------------------------------------------
 Wackenhut
 Corrections Corp. 1                   6,600            90,486
---------------------------------------------------------------
 Waste
 Connections, Inc. 1                  28,300           991,915
---------------------------------------------------------------
 Watson Wyatt &
 Co. Holdings 1                       35,300           818,254
                                                 -------------
                                                    55,773,855

---------------------------------------------------------------
 Construction & Engineering--0.4%
 Comfort
 Systems USA, Inc. 1                 139,600           367,148
---------------------------------------------------------------
 Dycom
 Industries, Inc. 1                   84,200         1,372,460
---------------------------------------------------------------
 Granite
 Construction, Inc.                   79,500         1,523,220
---------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                    136,600           990,350
---------------------------------------------------------------
 Perini Corp.                            300             2,385
---------------------------------------------------------------
 URS Corp. 1                          35,200           684,992
                                                 -------------
                                                     4,940,555

---------------------------------------------------------------
 Electrical Equipment--1.0%
 Acuity Brands, Inc.                  86,400         1,569,888
---------------------------------------------------------------
 AMETEK, Inc.                         94,800         3,474,420
---------------------------------------------------------------
 Baldor Electric Co.                  23,100           475,860
---------------------------------------------------------------
 C&D
 Technologies, Inc.                   22,400           321,664
---------------------------------------------------------------
 Franklin
 Electric Co., Inc.                   30,500         1,697,325
---------------------------------------------------------------
 Genlyte
 Group, Inc. (The) 1                  37,600         1,314,872
---------------------------------------------------------------
 II-VI, Inc. 1                        75,700         1,747,156
---------------------------------------------------------------
 Preformed
 Line Products Co.                       500             7,625
---------------------------------------------------------------
 Smith (A.O.) Corp.                   36,000         1,013,400


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electrical Equipment Continued
 Tecumseh
 Products Co., Cl. A                   2,400     $      91,944
                                                 --------------

                                                    11,714,154

---------------------------------------------------------------
 Industrial Conglomerates--0.4%
 Carlisle Cos., Inc.                  78,300         3,301,128
---------------------------------------------------------------
 Lydall, Inc. 1                        8,800            94,160
---------------------------------------------------------------
 Raven Industries, Inc.               10,700           213,144
---------------------------------------------------------------
 Standex
 International Corp.                  15,400           323,400
---------------------------------------------------------------
 United Capital Corp.                    200             6,960
---------------------------------------------------------------
 United Industrial
 Corp.                                46,400           756,320
                                                 -------------
                                                     4,695,112

---------------------------------------------------------------
 Machinery--2.8%
 A.S.V., Inc. 1                          400             5,792
---------------------------------------------------------------
 Actuant Corp., Cl. A 1               12,700           600,964
---------------------------------------------------------------
 Alamo Group, Inc.                     8,200           100,204
---------------------------------------------------------------
 Albany International
 Corp., Cl. A                        121,400         3,326,360
---------------------------------------------------------------
 Ampco-Pittsburg
 Corp.                                19,600           262,640
---------------------------------------------------------------
 Badger Meter, Inc.                      300             7,725
---------------------------------------------------------------
 Barnes Group, Inc.                   31,300           681,088
---------------------------------------------------------------
 BHA Group, Inc.,
 Cl. A                                24,600           487,326
---------------------------------------------------------------
 Briggs & Stratton
 Corp.                                83,000         4,191,500
---------------------------------------------------------------
 Cascade Corp.                        94,900         1,651,260
---------------------------------------------------------------
 Chicago Bridge
 & Iron Co. NV                       140,000         3,175,200
---------------------------------------------------------------
 CIRCOR
 International, Inc.                  17,400           310,242
---------------------------------------------------------------
 Clarcor, Inc.                        69,600         2,683,080
---------------------------------------------------------------
 Cuno, Inc. 1                         56,500         2,040,780
---------------------------------------------------------------
 Dionex Corp. 1                       96,000         3,816,000
---------------------------------------------------------------
 Donaldson Co., Inc.                  13,900           617,855
---------------------------------------------------------------
 Graco, Inc.                          51,325         1,642,400
---------------------------------------------------------------
 Harsco Corp.                         26,500           955,325
---------------------------------------------------------------
 Kadant, Inc. 1                       12,300           230,625
---------------------------------------------------------------
 Middleby
 Corp. (The) 1                        37,500           525,000
---------------------------------------------------------------
 Milacron, Inc.                       67,400           329,586




26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Machinery Continued
 Nordson Corp.                         9,900     $     236,115
---------------------------------------------------------------
 Oshkosh
 Truck Corp.                          39,600         2,349,072
---------------------------------------------------------------
 Pall Corp.                           14,300           321,750
---------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                  12,500           170,625
---------------------------------------------------------------
 Quixote Corp.                           200             5,106
---------------------------------------------------------------
 Thomas
 Industries, Inc.                     49,000         1,325,450
---------------------------------------------------------------
 UNOVA, Inc. 1                        18,400           204,240
---------------------------------------------------------------
 Valmont
 Industries, Inc.                     56,600         1,101,436
---------------------------------------------------------------
 Wabtec Corp.                          8,300           115,453
---------------------------------------------------------------
 Watts Industries,
 Inc., Cl. A                          22,600           403,410
                                                 -------------
                                                    33,873,609

---------------------------------------------------------------
 Marine--0.1%
 Seabulk
 International, Inc. 1                 1,000             8,870
---------------------------------------------------------------
 UTI Worldwide, Inc.                  24,300           757,917
                                                 -------------
                                                       766,787

---------------------------------------------------------------
 Road & Rail--1.6%
 Covenant
 Transport, Inc., Cl. A 1             65,000         1,105,000
---------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A               5,700           145,635
---------------------------------------------------------------
 Heartland Express, Inc. 1             5,700           126,825
---------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                     90,900         3,431,475
---------------------------------------------------------------
 Knight
 Transportation, Inc. 1               75,100         1,869,990
---------------------------------------------------------------
 Landstar
 System, Inc. 1                       38,100         2,394,585
---------------------------------------------------------------
 Mullen
 Transportation, Inc.                 60,200         1,373,468
---------------------------------------------------------------
 Old Dominion
 Freight Line, Inc. 1                 84,100         1,818,242
---------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc. 1                     37,900           952,048
---------------------------------------------------------------
 Roadway Corp.                        29,100           830,223
---------------------------------------------------------------
 Ryder Systems, Inc.                  14,600           374,052
---------------------------------------------------------------
 SCS
 Transportation, Inc. 1              108,050         1,364,672


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Road & Rail Continued
 U.S. Xpress Enterprises,
 Inc., Cl. A 1                        20,000     $     213,200
---------------------------------------------------------------
 Werner
 Enterprises, Inc.                   109,200         2,315,040
---------------------------------------------------------------
 Yellow Corp. 1                       48,200         1,115,830
                                                 -------------
                                                    19,430,285

---------------------------------------------------------------
 Trading Companies & Distributors--0.1%
 Aceto Corp.                           2,300            42,780
---------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                   32,000           675,200
---------------------------------------------------------------
 Lawson Products, Inc.                 6,900           190,019
                                                 -------------
                                                       907,999

---------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Timco Aviation
 Services, Inc.                        1,146               436
---------------------------------------------------------------
 Information Technology--17.8%
---------------------------------------------------------------
 Communications Equipment--3.5%
 Adaptec, Inc. 1                     222,100         1,727,938
---------------------------------------------------------------
 ADTRAN, Inc. 1                       77,700         3,985,233
---------------------------------------------------------------
 Allen Telecom, Inc. 1               162,400         2,682,848
---------------------------------------------------------------
 Arris Group, Inc. 1                  64,588           320,357
---------------------------------------------------------------
 Aspect
 Communications
 Corp. 1                             186,300           720,981
---------------------------------------------------------------
 Audiovox
 Corp., Cl. A 1                       34,000           380,460
---------------------------------------------------------------
 Avocent Corp. 1                     141,600         4,238,088
---------------------------------------------------------------
 Centillium
 Communications, Inc. 1               54,600           541,086
---------------------------------------------------------------
 Comtech
 Telecommunications
 Corp. 1                              21,400           604,336
---------------------------------------------------------------
 Comverse
 Technology, Inc. 1                   38,800           583,164
---------------------------------------------------------------
 CyberGuard Corp. 1                   63,500           450,850
---------------------------------------------------------------
 Enterasys
 Networks, Inc. 1                    173,200           524,796
---------------------------------------------------------------
 F5 Networks, Inc. 1                  24,700           416,195
---------------------------------------------------------------
 Foundry
 Networks, Inc. 1                    203,000         2,923,200
---------------------------------------------------------------
 Harmonic, Inc. 1                    313,800         1,277,166
---------------------------------------------------------------
 InterDigital
 Communications
 Corp. 1                             119,900         2,802,063





27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Communications Equipment Continued
 McDATA Corp., Cl. A 1                48,700     $     714,429
---------------------------------------------------------------
 McDATA Corp., Cl. B 1                73,100         1,059,950
---------------------------------------------------------------
 NetScreen
 Technologies, Inc. 1                132,000         2,976,600
---------------------------------------------------------------
 Network Equipment
 Technologies, Inc.                    1,400            11,788
---------------------------------------------------------------
 Packeteer, Inc. 1                   165,500         2,576,835
---------------------------------------------------------------
 PC-Tel, Inc. 1                       14,600           173,156
---------------------------------------------------------------
 Plantronics, Inc. 1                 120,800         2,617,736
---------------------------------------------------------------
 Scientific-Atlanta, Inc.             24,400           581,696
---------------------------------------------------------------
 Sonus Networks, Inc. 1              348,300         1,751,949
---------------------------------------------------------------
 Telular Corp.                           300             1,446
---------------------------------------------------------------
 Tollgrade
 Communications, Inc. 1               89,100         1,661,715
---------------------------------------------------------------
 UTStarcom, Inc. 1                   100,100         3,560,557
---------------------------------------------------------------
 Westell Technologies,
 Inc., Cl. A 1                         7,000            60,550
                                                 --------------
                                                    41,927,168

---------------------------------------------------------------
 Computers & Peripherals--2.1%
 Advanced Digital
 Information Corp. 1                 121,500         1,213,785
---------------------------------------------------------------
 Avid Technology, Inc. 1             124,900         4,380,243
---------------------------------------------------------------
 Cray, Inc. 1                        111,400           880,060
---------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                  129,500         4,259,255
---------------------------------------------------------------
 Imation Corp.                        43,200         1,633,824
---------------------------------------------------------------
 Intergraph Corp. 1                   34,100           733,150
---------------------------------------------------------------
 Lexar Media, Inc. 1                  39,300           374,922
---------------------------------------------------------------
 Maxtor Corp. 1                      154,900         1,163,299
---------------------------------------------------------------
 Neoware
 Systems, Inc. 1                       6,400            98,176
---------------------------------------------------------------
 Overland
 Storage, Inc. 1                     116,400         2,367,576
---------------------------------------------------------------
 Pason Systems, Inc.                  40,000           409,200
---------------------------------------------------------------
 Presstek, Inc. 1                     21,100           131,453
---------------------------------------------------------------
 Rainbow
 Technologies, Inc. 1                159,400         1,340,554
---------------------------------------------------------------
 Storage
 Technology Corp. 1                   39,000         1,003,860
---------------------------------------------------------------
 Stratasys, Inc. 1                    29,200         1,026,964
---------------------------------------------------------------
 Western Digital
 Corp. 1                             422,000         4,346,600
                                                 -------------
                                                    25,362,921

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electronic Equipment & Instruments--1.7%
 Arrow
 Electronics, Inc. 1                  25,300     $     385,572
---------------------------------------------------------------
 CellStar Corp. 1                     65,400           257,022
---------------------------------------------------------------
 Checkpoint
 Systems, Inc. 1                      39,800           563,170
---------------------------------------------------------------
 Cognex Corp. 1                       22,400           500,640
---------------------------------------------------------------
 Coherent, Inc. 1                     26,800           641,324
---------------------------------------------------------------
 Daktronics, Inc. 1                  142,900         2,336,415
---------------------------------------------------------------
 Excel
 Technology, Inc. 1                   58,300         1,330,989
---------------------------------------------------------------
 Fargo
 Electronics, Inc. 1                  84,187           819,139
---------------------------------------------------------------
 FLIR Systems, Inc. 1                 70,700         2,131,605
---------------------------------------------------------------
 Global Imaging
 Systems, Inc. 1                      30,916           716,015
---------------------------------------------------------------
 GTSI Corp. 1                         25,700           223,590
---------------------------------------------------------------
 Innovex, Inc.                         1,200            12,120
---------------------------------------------------------------
 Methode Electronics,
 Inc., Cl. A                          46,100           495,575
---------------------------------------------------------------
 MTS Systems Corp.                   137,600         2,028,224
---------------------------------------------------------------
 PerkinElmer, Inc.                    43,700           603,497
---------------------------------------------------------------
 Pioneer-Standard
 Electronics, Inc.                    75,000           636,000
---------------------------------------------------------------
 Planar Systems, Inc. 1                7,500           146,700
---------------------------------------------------------------
 Rofin-Sinar
 Technologies, Inc. 1                 35,500           499,130
---------------------------------------------------------------
 Rogers Corp. 1                       57,800         1,924,740
---------------------------------------------------------------
 Sypris Solutions, Inc.               19,300           199,369
---------------------------------------------------------------
 Trimble
 Navigation Ltd. 1                    62,800         1,440,004
---------------------------------------------------------------
 Varian, Inc. 1                       28,800           998,496
---------------------------------------------------------------
 Veeco
 Instruments, Inc. 1                  38,900           662,467
---------------------------------------------------------------
 Woodhead
 Industries, Inc.                     25,700           321,764
---------------------------------------------------------------
 X-Rite, Inc.                         39,500           391,445
                                                 -------------
                                                    20,265,012

---------------------------------------------------------------
 Internet Software & Services--1.8%
 Akamai
 Technologies, Inc. 1                196,300           954,018
---------------------------------------------------------------
 Ariba, Inc. 1                        44,600           132,462
---------------------------------------------------------------
 Digital Insight Corp. 1              15,300           291,465
---------------------------------------------------------------
 Digital River, Inc. 1               192,700         3,719,110






28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Internet Software & Services Continued
 Digitas, Inc. 1                     118,072     $     585,637
---------------------------------------------------------------
 DoubleClick, Inc. 1                  63,900           591,075
---------------------------------------------------------------
 FindWhat.com 1                       49,100           929,954
---------------------------------------------------------------
 InfoSpace, Inc. 1                     3,300            44,781
---------------------------------------------------------------
 j2 Global
 Communications, Inc. 1               59,200         2,722,016
---------------------------------------------------------------
 LendingTree, Inc. 1                  15,900           389,232
---------------------------------------------------------------
 MicroStrategy, Inc.,
 Cl. A                                 2,000            72,860
---------------------------------------------------------------
 Netegrity, Inc.                     394,900         2,306,216
---------------------------------------------------------------
 Open Text Corp. 1                    92,600         2,615,950
---------------------------------------------------------------
 RADWARE Ltd. 1                       14,600           250,098
---------------------------------------------------------------
 Secure Computing
 Corp. 1                              22,800           199,044
---------------------------------------------------------------
 SeeBeyond
 Technology Corp. 1                  151,300           349,503
---------------------------------------------------------------
 SupportSoft, Inc. 1                  33,000           214,170
---------------------------------------------------------------
 United Online, Inc. 1               154,800         3,922,632
---------------------------------------------------------------
 WebEx
 Communications, Inc. 1               53,200           742,140
                                                 -------------
                                                    21,032,363

---------------------------------------------------------------
 IT Services--1.0%
 Alliance Data
 Systems Corp. 1                       8,400           196,560
---------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                   100,200         2,440,872
---------------------------------------------------------------
 CompuCom
 Systems, Inc. 1                      19,900            89,948
---------------------------------------------------------------
 Convergys Corp. 1                    24,300           388,800
---------------------------------------------------------------
 Forrester
 Research, Inc. 1                      3,200            52,352
---------------------------------------------------------------
 Gartner, Inc., Cl. B 1                8,200            61,500
---------------------------------------------------------------
 Global
 Payments, Inc.                       47,900         1,700,450
---------------------------------------------------------------
 iGate Corp. 1                         2,400             8,328
---------------------------------------------------------------
 infoUSA, Inc. 1                     171,900         1,392,390
---------------------------------------------------------------
 Integral Systems, Inc.                2,400            47,712
---------------------------------------------------------------
 iPayment
 Holdings, Inc. 1                     28,243           674,160
---------------------------------------------------------------
 Keane, Inc. 1                        48,700           663,781
---------------------------------------------------------------
 Lawson
 Software, Inc. 1                     44,366           344,724
---------------------------------------------------------------
 Lightbridge, Inc. 1                  72,900           638,604

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 IT Services Continued
 MAPICS, Inc. 1                       11,000     $      90,200
---------------------------------------------------------------
 PracticeWorks, Inc. 1                41,400           799,020
---------------------------------------------------------------
 QAD, Inc.                               800             5,936
---------------------------------------------------------------
 SM&A 1                               11,500           130,640
---------------------------------------------------------------
 SS&C
 Technologies, Inc. 1               117,600          1,875,720
---------------------------------------------------------------
 Startek, Inc. 1                      34,600           909,980
---------------------------------------------------------------
 Tyler
 Technologies, Inc. 1                 10,100            42,925
                                                 -------------
                                                    12,554,602

---------------------------------------------------------------
 Office Electronics--0.2%
 Gerber
 Scientific, Inc. 1                    2,700            17,982
---------------------------------------------------------------
 Zebra Technologies
 Corp., Cl. A 1                       31,200         2,345,928
                                                 -------------
                                                     2,363,910

---------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.0%
 Artisan
 Components, Inc. 1                   73,100         1,652,791
---------------------------------------------------------------
 ChipPAC, Inc. 1                      77,700           595,959
---------------------------------------------------------------
 Cohu, Inc.                           16,500           257,400
---------------------------------------------------------------
 Cree, Inc. 1                        148,300         2,414,324
---------------------------------------------------------------
 Cypress Semiconductor
 Corp. 1                              67,700           812,400
---------------------------------------------------------------
 Diodes, Inc. 1                       15,000           287,400
---------------------------------------------------------------
 DSP Group, Inc. 1                    85,700         1,845,121
---------------------------------------------------------------
 Entegris, Inc. 1                     23,200           311,808
---------------------------------------------------------------
 ESS Technology, Inc. 1               12,600           122,850
---------------------------------------------------------------
 FEI Co. 1                            11,500           215,740
---------------------------------------------------------------
 Genesis
 Microchip, Inc. 1                   165,000         2,234,100
---------------------------------------------------------------
 GlobespanVirata,
 Inc. 1                              159,100         1,312,575
---------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                      78,900         2,479,827
---------------------------------------------------------------
 Kulicke & Soffa
 Industries, Inc. 1                    5,500            35,145
---------------------------------------------------------------
 Lattice Semiconductor
 Corp. 1                               8,700            71,601
---------------------------------------------------------------
 LTX Corp.                            49,300           424,966
---------------------------------------------------------------
 MEMC Electronic
 Materials, Inc. 1                   121,800         1,193,640
---------------------------------------------------------------
 Microsemi Corp. 1                    68,200         1,091,200




29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 MKS
 Instruments, Inc.                     2,300     $      41,561
---------------------------------------------------------------
 Oak
 Technology, Inc. 1                  447,600         2,779,596
---------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                 84,400         2,633,280
---------------------------------------------------------------
 Photronics, Inc. 1                   35,500           619,475
---------------------------------------------------------------
 PMC-Sierra, Inc. 1                   68,200           799,986
---------------------------------------------------------------
 Power
 Integrations, Inc. 1                145,200         3,531,264
---------------------------------------------------------------
 Rambus, Inc. 1                       83,000         1,375,310
---------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                 88,000         2,344,320
---------------------------------------------------------------
 Siliconix, Inc. 1                    17,700           638,970
---------------------------------------------------------------
 Supertex, Inc. 1                      8,700           159,819
---------------------------------------------------------------
 Transmeta Corp. 1                   437,500           700,000
---------------------------------------------------------------
 Ultratech, Inc. 1                    84,500         1,562,405
---------------------------------------------------------------
 White Electronic
 Designs Corp. 1                     151,200         1,601,208
---------------------------------------------------------------
 Zoran Corp. 1                        14,600           280,466
                                                 -------------
                                                    36,426,507

---------------------------------------------------------------
 Software--4.5%
 Altiris, Inc. 1                      30,300           607,515
---------------------------------------------------------------
 Amdocs Ltd. 1                        87,500         2,100,000
---------------------------------------------------------------
 Ansoft Corp. 1                       73,000           775,260
---------------------------------------------------------------
 Ansys, Inc. 1                        47,900         1,489,690
---------------------------------------------------------------
 Autodesk, Inc.                       47,300           764,368
---------------------------------------------------------------
 CCC Information
 Services Group, Inc. 1              108,100         1,567,450
---------------------------------------------------------------
 Citrix Systems, Inc. 1               92,300         1,879,228
---------------------------------------------------------------
 Cognos, Inc. 1                       43,800         1,182,600
---------------------------------------------------------------
 Datastream
 Systems, Inc. 1                      23,400           247,806
---------------------------------------------------------------
 Dynamics Research
 Corp. 1                              24,100           368,248
---------------------------------------------------------------
 EPIQ Systems, Inc. 1                  7,000           120,190
---------------------------------------------------------------
 FactSet Research
 Systems, Inc.                        95,200         4,193,560
---------------------------------------------------------------
 Fair Isaac Corp.                     50,800         2,613,660
---------------------------------------------------------------
 FileNet Corp. 1                      99,000         1,785,960
---------------------------------------------------------------
 Group 1
 Software, Inc. 1                     64,400         1,189,468


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Software Continued
 Hyperion Solutions
 Corp. 1                             110,800     $   3,740,608
---------------------------------------------------------------
 Inet Technologies,
 Inc. 1                               65,900           657,023
---------------------------------------------------------------
 Kronos, Inc. 1                       46,400         2,357,584
---------------------------------------------------------------
 Legato Systems, Inc. 1              111,000           931,290
---------------------------------------------------------------
 Macromedia, Inc. 1                   69,500         1,462,280
---------------------------------------------------------------
 Mentor
 Graphics Corp. 1                    148,909         2,156,202
---------------------------------------------------------------
 Micromuse, Inc. 1                   379,400         3,031,406
---------------------------------------------------------------
 OPNET
 Technologies, Inc. 1                  2,600            31,694
---------------------------------------------------------------
 Pegasystems, Inc. 1                  50,100           369,237
---------------------------------------------------------------
 Plumtree
 Software, Inc. 1                    290,900         1,192,690
---------------------------------------------------------------
 Progress
 Software Corp. 1                    137,600         2,852,448
---------------------------------------------------------------
 Quality
 Systems, Inc. 1                      60,500         1,663,145
---------------------------------------------------------------
 Radiant Systems, Inc. 1             130,100           876,874
---------------------------------------------------------------
 Renaissance
 Learning, Inc. 1                      4,000            87,600
---------------------------------------------------------------
 RSA Security, Inc. 1                162,500         1,746,875
---------------------------------------------------------------
 Sanchez Computer
 Associates, Inc. 1                   28,200           146,640
---------------------------------------------------------------
 ScanSoft, Inc. 1                    129,200           701,556
---------------------------------------------------------------
 SERENA
 Software, Inc. 1                     47,700           995,976
---------------------------------------------------------------
 SPSS, Inc. 1                          2,600            43,524
---------------------------------------------------------------
 Sybase, Inc. 1                       14,800           205,868
---------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                    143,100         4,055,454
---------------------------------------------------------------
 Ulticom, Inc. 1                      40,500           384,750
---------------------------------------------------------------
 Verint Systems, Inc. 1               74,900         1,903,209
---------------------------------------------------------------
 Verity, Inc. 1                      169,900         2,150,934
                                                 -------------
                                                    54,629,870

---------------------------------------------------------------
 Materials--3.2%
---------------------------------------------------------------
 Chemicals--1.4%
 Agrium, Inc.                        135,900         1,489,464
---------------------------------------------------------------
 Airgas, Inc.                         73,100         1,224,425
---------------------------------------------------------------
 American
 Vanguard Corp.                        3,800            69,920
---------------------------------------------------------------
 Arch Chemicals, Inc.                  7,900           150,890




30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Chemicals Continued
 Balchem Corp.                         1,000     $      23,520
---------------------------------------------------------------
 Cytec
 Industries, Inc. 1                  124,000         4,191,200
---------------------------------------------------------------
 Ethyl Corp. 1                        14,500           144,275
---------------------------------------------------------------
 Georgia Gulf Corp.                   46,100           912,780
---------------------------------------------------------------
 Hawkins, Inc.                         9,300            93,186
---------------------------------------------------------------
 MacDermid, Inc.                      44,000         1,157,200
---------------------------------------------------------------
 Material
 Sciences Corp.                       31,800           308,460
---------------------------------------------------------------
 Millennium
 Chemicals, Inc.                     137,500         1,307,625
---------------------------------------------------------------
 Minerals
 Technologies, Inc.                   25,400         1,235,964
---------------------------------------------------------------
 Octel Corp.                          91,700         1,274,630
---------------------------------------------------------------
 Omnova
 Solutions, Inc. 1                   102,100           412,484
---------------------------------------------------------------
 Scotts Co.
 (The), Cl. A 1                       40,300         1,994,850
---------------------------------------------------------------
 Stepan Co.                           20,400           461,040
---------------------------------------------------------------
 Symyx
 Technologies, Inc. 1                  5,600            91,392
---------------------------------------------------------------
 Terra Nitrogen
 Co. LP                                7,000            35,700
                                                 -------------
                                                    16,579,005

---------------------------------------------------------------
 Construction Materials--0.3%
 AMCOL
 International Corp.                  91,800           734,400
---------------------------------------------------------------
 Ameron International
 Corp.                                32,000         1,112,640
---------------------------------------------------------------
 Centex Construction
 Products, Inc.                       33,300         1,334,997
---------------------------------------------------------------
 Florida Rock
 Industries, Inc.                     20,200           833,856
                                                 --------------

                                                     4,015,893

---------------------------------------------------------------
 Containers & Packaging--0.6%
 AptarGroup, Inc.                      1,700            61,200
---------------------------------------------------------------
 Ball Corp.                           42,000         1,911,420
---------------------------------------------------------------
 Caraustar
 Industries, Inc. 1                   50,600           405,306
---------------------------------------------------------------
 Graphic Packaging
 International Corp. 1                51,100           230,461
---------------------------------------------------------------
 Jarden Corp. 1                       97,400         2,695,058
---------------------------------------------------------------
 Mod-Pac
 Corp., Cl. B 1                        3,950            26,267


                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Containers & Packaging Continued
 Myers
 Industries, Inc.                     31,725     $     301,388
---------------------------------------------------------------
 Packaging
 Dynamics Corp. 1                     15,580           112,799
---------------------------------------------------------------
 Silgan Holdings, Inc. 1              52,800         1,651,584
                                                 -------------
                                                     7,395,483

---------------------------------------------------------------
 Metals & Mining--0.6%
 Carpenter
 Technology Corp.                     62,500           975,000
---------------------------------------------------------------
 Century
 Aluminum Co.                         37,900           266,437
---------------------------------------------------------------
 Gibraltar Steel Corp.                 9,600           196,608
---------------------------------------------------------------
 Goldcorp, Inc.                       68,500           816,706
---------------------------------------------------------------
 IMCO
 Recycling, Inc. 1                    64,000           424,960
---------------------------------------------------------------
 Massey Energy Co.                    88,300         1,161,145
---------------------------------------------------------------
 Meridian Gold, Inc. 1                38,700           438,624
---------------------------------------------------------------
 NN, Inc.                             65,700            831,762
---------------------------------------------------------------
 Quanex Corp.                          9,600           285,312
---------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                     37,400         1,650,088
---------------------------------------------------------------
 Southern Peru
 Copper Corp.                          8,000           122,400
---------------------------------------------------------------
 Steel Technologies, Inc.             13,100           132,441
---------------------------------------------------------------
 Westmoreland
 Coal Co.                                300             5,457
                                                 -------------
                                                     7,306,940

---------------------------------------------------------------
 Paper & Forest Products--0.3%
 Deltic Timber Corp.                  11,100           315,795
---------------------------------------------------------------
 Louisiana-Pacific
 Corp. 1                             282,100         3,057,964
                                                 -------------
                                                     3,373,759

---------------------------------------------------------------
 Telecommunication Services--1.1%
---------------------------------------------------------------
 Diversified Telecommunication Services--0.5%
 American
 Tower Corp. 1                       188,400         1,667,340
---------------------------------------------------------------
 AXXENT, Inc. 1,2                    100,000                --
---------------------------------------------------------------
 Commonwealth
 Telephone
 Enterprises, Inc. 1                  29,300         1,288,321
---------------------------------------------------------------
 General
 Communication,
 Inc., Cl. A 1                        13,700           118,642

31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Golden
 Telecom, Inc. 1                      15,900     $     356,796
---------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                        71,800         1,082,026
---------------------------------------------------------------
 Primus
 Telecommunications
 Group, Inc. 1                       138,900           713,946
---------------------------------------------------------------
 PTEK Holdings, Inc. 1                21,500           104,275
---------------------------------------------------------------
 SureWest
 Communications                          900            27,225
---------------------------------------------------------------
 Talk America
 Holdings, Inc.                      101,400         1,106,274
---------------------------------------------------------------
 US LEC Corp., Cl. A 1                 1,900             7,258
---------------------------------------------------------------
 Warwick Valley
 Telephone Co.                           300            24,612
                                                 -------------
                                                     6,496,715

---------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 Boston
 Communications
 Group, Inc. 1                       189,100         3,239,283
---------------------------------------------------------------
 Centennial
 Communications
 Corp. 1                               1,700             6,800
---------------------------------------------------------------
 Cincinnati Bell, Inc. 1             196,900         1,319,230
---------------------------------------------------------------
 Dobson
 Communications
 Corp., Cl. A 1                       49,600           270,320
---------------------------------------------------------------
 Wireless
 Facilities, Inc. 1                  162,600         1,934,940
                                                 -------------
                                                     6,770,573

---------------------------------------------------------------
 Utilities--1.5%
---------------------------------------------------------------
 Electric Utilities--0.3%
 BayCorp
 Holdings Ltd. 1                         103             1,432
---------------------------------------------------------------
 Black Hills Corp.                       400            12,280
---------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                  406,000           582,668
---------------------------------------------------------------
 Central Vermont
 Public Service Corp.                  2,700            52,785
---------------------------------------------------------------
 CH Energy
 Group, Inc.                          52,200         2,349,000
---------------------------------------------------------------
 Green Mountain
 Power Corp.                          16,400           328,000

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electric Utilities Continued
 MGE Energy, Inc.                     14,100     $     442,458
---------------------------------------------------------------
 Opticnet, Inc. 2                     13,300                --
---------------------------------------------------------------
 WPS Resources
 Corp.                                   400            16,080
                                                 -------------
                                                     3,784,703

---------------------------------------------------------------
 Gas Utilities--1.0%
 Chesapeake
 Utilities Corp.                      22,000           497,200
---------------------------------------------------------------
 Energen Corp.                        90,500         3,013,650
---------------------------------------------------------------
 EnergySouth, Inc.                     3,800           124,640
---------------------------------------------------------------
 Laclede
 Group, Inc. (The)                     2,800            75,040
---------------------------------------------------------------
 New Jersey
 Resources Corp.                      16,600           589,300
---------------------------------------------------------------
 ONEOK, Inc.                          58,400         1,146,392
---------------------------------------------------------------
 South Jersey
 Industries, Inc.                      7,300           269,005
---------------------------------------------------------------
 Southwest
 Gas Corp.                             6,700           141,906
---------------------------------------------------------------
 Southwestern
 Energy Co. 1                        201,900         3,030,519
---------------------------------------------------------------
 UGI Corp.                            92,350         2,927,495
---------------------------------------------------------------
 WGL Holdings, Inc.                    1,500            40,050
                                                 -------------
                                                    11,855,197

---------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Avista Corp.                          9,000           127,350
---------------------------------------------------------------
 Questar Corp.                        67,700         2,265,919
                                                 -------------
                                                     2,393,269

---------------------------------------------------------------
 Water Utilities--0.0%
 American States
 Water Co.                             1,800            49,140
---------------------------------------------------------------
 SJW Corp.                               800            68,200
---------------------------------------------------------------
 Southwest
 Water Co.                               600             8,382
---------------------------------------------------------------
 York Water Co. (The)                  2,200            36,124
                                                 -------------
                                                       161,846
                                                 -------------
 Total Common Stocks
 (Cost $915,196,650)                             1,157,648,786


32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Preferred Stocks--0.0%

 Astronics Corp., Cl. B 1,2
 (Cost $55,238)                        7,900     $      23,700

                                       Units
---------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Canadian Superior
 Energy, Inc. Wts.,
 Exp. 3/14/04 1,2                    632,500               465
---------------------------------------------------------------
 Timco Aviation
 Services, Inc.
 Wts., Exp. 2/28/07 1                  3,661                 4
                                                 -------------
 Total Rights, Warrants and
 Certificates (Cost $507)                                  469

                                   Principal
                                      Amount
---------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.0%

 Timco Aviation Services, Inc.,
 8% Sub. Nts., 1/2/07 2,3
 (Cost $372)                 $         3,530                20

                                   Principal      Market Value
                                      Amount        See Note 1
---------------------------------------------------------------
Joint Repurchase Agreements--3.1%
Undivided interest of 8.37% in
joint repurchase agreement
(Principal Amount/Market Value
$440,796,000, with a maturity
value of $440,808,979) with
Banc One Capital Markets,
Inc., 1.06%, dated 6/30/03, to
be repurchased at $36,901,087
on 7/1/03, collateralized by
 U.S. Treasury Bonds, 3.375%,
4/30/04, with a value of
$449,915,616
(Cost $36,900,000)            $   36,900,000    $   36,900,000

--------------------------------------------------------------
 Total Investments,
 at Value (Cost $952,152,767)           99.4%    1,194,572,975
--------------------------------------------------------------
 Other Assets Net
 of Liabilities                          0.6         7,482,726
                                       -----------------------
 Net Assets                            100.0%   $1,202,055,701
                                       =======================






Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Interest or dividend is paid-in-kind.

See accompanying Notes to Financial Statements.




33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003


--------------------------------------------------------------------------
 Assets

 Investments, at value (cost $952,152,767)--see
 accompanying statement                                    $1,194,572,975
--------------------------------------------------------------------------
 Cash                                                             821,044
--------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                              56,347,325
 Shares of beneficial interest sold                             3,508,920
 Interest and dividends                                           570,678
 Other                                                              4,599
                                                           ---------------
 Total assets                                               1,255,825,541

--------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                         48,545,894
 Shares of beneficial interest redeemed                         3,725,175
 Distribution and service plan fees                               677,110
 Shareholder reports                                              394,382
 Transfer and shareholder servicing agent fees                    320,338
 Trustees' compensation                                             2,840
 Other                                                            104,101
                                                           ---------------
 Total liabilities                                             53,769,840

--------------------------------------------------------------------------
 Net Assets                                                $1,202,055,701
                                                           ===============

--------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                $       82,489
--------------------------------------------------------------------------
 Additional paid-in capital                                 1,103,360,090
--------------------------------------------------------------------------
 Accumulated net investment loss                                  (56,970)
--------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                           (143,751,903)
--------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                        242,421,995
                                                           ---------------
 Net Assets                                                $1,202,055,701
                                                           ===============




34 | OPPENHEIMER MAIN STREET SMALL CAP FUND


---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
---------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $584,052,226 and 39,519,126 shares of beneficial interest outstanding)                                         $14.78
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                                    $15.68
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $330,174,350
 and 23,011,810 shares of beneficial interest outstanding)                                                       $14.35
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $238,717,337
 and 16,625,927 shares of beneficial interest outstanding)                                                       $14.36
---------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,474,332
 and 2,823,832 shares of beneficial interest outstanding)                                                        $14.69
---------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $7,637,456 and 508,258 shares of beneficial interest
 outstanding)                                                                                                    $15.03



 See accompanying Notes to Financial Statements.




35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003


------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $70,449)                          $  7,229,954
------------------------------------------------------------------------------------------------
 Interest                                                                              276,526
                                                                                  --------------
 Total investment income                                                             7,506,480

------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     6,670,822
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                             1,205,325
 Class B                                                                             2,679,333
 Class C                                                                             1,862,350
 Class N                                                                               121,714
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                             1,770,657
 Class B                                                                             1,160,073
 Class C                                                                               537,728
 Class N                                                                                88,082
 Class Y                                                                                   299
------------------------------------------------------------------------------------------------
 Shareholder reports                                                                   820,734
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                 24,375
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            24,188
------------------------------------------------------------------------------------------------
 Other                                                                                  73,453
                                                                                ----------------
 Total expenses                                                                     17,039,133
 Less reduction to custodian expenses                                                   (4,662)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (148,115)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (278,986)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (9,971)
                                                                                ----------------
 Net expenses                                                                       16,597,399


------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                (9,090,919)


------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                      (130,655,454)
 Foreign currency transactions                                                          81,538
                                                                                ----------------
 Net realized loss                                                                (130,573,916)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                       136,254,579
 Translation of assets and liabilities denominated in foreign currencies             2,416,537
                                                                                ----------------
 Net change in unrealized appreciation                                             138,671,116

------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                              $  (993,719)
                                                                                ================




 See accompanying Notes to Financial Statements.




36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended June 30,                                2003                2002
-----------------------------------------------------------------------------
 Operations

 Net investment loss                      $   (9,090,919)       $ (6,258,014)
-----------------------------------------------------------------------------
 Net realized loss                          (130,573,916)         (7,761,696)
-----------------------------------------------------------------------------
 Net change in unrealized appreciation       138,671,116          21,476,231
                                          -----------------------------------
 Net increase (decrease) in net assets
  resulting from operations                     (993,719)          7,456,521

-----------------------------------------------------------------------------
 Dividends and/or Distributions
 to Shareholders

 Distributions from net realized gain:
 Class A                                              --            (171,921)
 Class B                                              --             (99,876)
 Class C                                              --             (55,675)
 Class N                                              --              (1,787)
 Class Y                                              --                (266)

-----------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting
 from beneficial interest transactions:
 Class A                                      72,951,719         212,551,970
 Class B                                      48,632,931         106,799,632
 Class C                                      53,042,666          95,276,969
 Class N                                      23,607,252          13,316,809
 Class Y                                       5,090,458           1,582,245

-----------------------------------------------------------------------------
 Net Assets

 Total increase                              202,331,307         436,654,621
-----------------------------------------------------------------------------
 Beginning of period                         999,724,394         563,069,773
                                          -----------------------------------
 End of period (including
 accumulated net investment
 loss of $56,970 and $328,868,
 respectively)                            $1,202,055,701        $999,724,394
                                          ===================================



 See accompanying Notes to Financial Statements.


37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS


CLASS A            Year Ended June 30,                              2003         2002           2001         2000 1
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 15.12      $ 15.02        $ 14.77      $ 10.00
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                (.08)        (.08)          (.08)        (.06)
 Net realized and unrealized gain (loss)                            (.26)         .19           1.12         4.85
                                                                 ---------------------------------------------------
 Total from investment operations                                   (.34)         .11           1.04         4.79
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                 --         (.01)          (.79)        (.02)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $14.78       $15.12         $15.02       $14.77
                                                                 ===================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                (2.25)%       0.71%          7.66%       47.98%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $584,052     $512,337       $294,780     $141,721
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $490,057     $386,221       $205,916     $ 75,295
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                               (0.59)%      (0.50)%        (0.60)%      (0.82)%
 Expenses, gross                                                    1.39%        1.37%          1.28%        1.50%
 Expenses, net                                                      1.36% 4,5    1.37% 4        1.28% 4      1.50% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             117%         134%           181%         108%



1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

38 | OPPENHEIMER MAIN STREET SMALL CAP FUND


CLASS B            Year Ended June 30,                      2003            2002            2001           2000 1
---------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                      $14.79          $14.80          $14.68         $10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.14)           (.12)           (.14)          (.11)
Net realized and unrealized gain (loss)                     (.30)            .12            1.05           4.81
                                                          -----------------------------------------------------
Total from investment operations                            (.44)             --             .91           4.70
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          --            (.01)           (.79)          (.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $14.35          $14.79          $14.80         $14.68
                                                          =====================================================

---------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         (2.98)%         (0.02)%          6.79%         47.08%

---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                $330,174        $285,102        $177,479        $99,060
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $268,057        $218,939        $128,350        $51,951
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.34)%         (1.25)%         (1.36)%        (1.53)%
Expenses, gross                                             2.21%           2.12%           2.05%          2.21%
Expenses, net                                               2.11% 4,5       2.12% 4         2.05% 4        2.21% 4
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      117%            134%            181%           108%



1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C            Year Ended June 30,             2003          2002           2001           2000 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $ 14.79       $ 14.81        $ 14.68        $ 10.00
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.13)         (.10)          (.13)          (.10)
 Net realized and unrealized gain (loss)           (.30)          .09           1.05           4.80
                                                ------------------------------------------------------
 Total from investment operations                  (.43)         (.01)           .92           4.70
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                --          (.01)          (.79)          (.02)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $14.36        $14.79         $14.81         $14.68
                                                 =====================================================

------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               (2.91)%       (0.09)%         6.86%         47.08%

------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $238,717      $186,108        $89,814        $43,695
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $186,380      $127,393        $60,762        $21,984
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (1.30)%       (1.23)%        (1.36)%        (1.54)%
 Expenses, gross                                   2.07%         2.12%          2.05%          2.21%
 Expenses, net                                     2.07% 4       2.12% 4        2.05% 4        2.21% 4
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            117%          134%           181%           108%



1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

40 | OPPENHEIMER MAIN STREET SMALL CAP FUND


CLASS N            Year Ended June 30,                    2003         2002      2001 1
----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $15.05       $15.00    $13.53
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                      (.11)        (.12)     (.02)
 Net realized and unrealized gain (loss)                  (.25)         .18      1.49
                                                        --------------------------------
 Total from investment operations                         (.36)         .06      1.47
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       --         (.01)       --
----------------------------------------------------------------------------------------
 Net asset value, end of period                         $14.69       $15.05    $15.00
                                                        ================================

----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      (2.39)%       0.38%    10.87%

----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $41,474      $14,557      $995
----------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $24,417      $ 5,924      $445
----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                     (0.83)%      (0.66)%   (0.76)%
 Expenses, gross                                          1.64%        1.65%     1.59%
 Expenses, net                                            1.60% 4,5    1.65% 4   1.59% 4
----------------------------------------------------------------------------------------
 Portfolio turnover rate                                   117%         134%      181%



1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS Y            Year Ended June 30,             2003        2002         2001         2000 1
------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $15.27      $15.11      $ 14.82      $ 10.00
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.07)       (.10)        (.05)        (.04)
 Net realized and unrealized gain (loss)           (.17)        .27         1.13         4.88
                                                 --------------------------------------------
 Total from investment operations                  (.24)        .17         1.08         4.84
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                --        (.01)        (.79)        (.02)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.03      $15.27       $15.11       $14.82
                                                 =============================================

------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               (1.57)%      1.11%        7.90%       48.48%

------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $7,637      $1,619           $2           $1
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $3,460       $ 813           $2           $1
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                      0.00%       0.01%       (0.23)%      (0.37)%
 Expenses, gross                                   0.79%       0.97%        0.89%        1.18%
 Expenses, net                                     0.79% 4     0.93% 4,5    0.89% 4      1.18% 4
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            117%        134%         181%         108%



1. For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                                 Net Unrealized
                                                                   Appreciation
       Undistributed   Undistributed   Accumulated             Based on Cost of
       Net Investment      Long-Term          Loss       Securities for Federal
       Income                  Gains  Carryforward 1,2      Income Tax Purposes
       ------------------------------------------------------------------------
       $--                       $--  $141,978,957                 $240,592,080

 1. Accumulated losses noted above primarily represent net capital loss carryforwards as of June 30, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryforwards expire 2010 and 2011.
 2. As of June 30, 2003, the Fund had approximately $71,970,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had approximately $7,000 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


44 | OPPENHEIMER MAIN STREET SMALL CAP FUND
 and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
              To                     From                              Net
              Ordinary       Capital Gain       Tax Return      Investment
              Income (Loss)         (Loss)      of Capital            Loss
--------------------------------------------------------------------------
              $9,362,817          $229,155             $--      $9,133,662

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:
                                            Year Ended       Year Ended
                                         June 30, 2003    June 30, 2002
-----------------------------------------------------------------------
           Distributions paid from:
           Ordinary income                         $--         $329,525

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal Tax Cost                               $953,982,681
                                                                ============
                 Gross unrealized appreciation                  $254,862,612
                 Gross unrealized depreciation                   (14,270,532)
                                                                ------------
                 Net unrealized appreciation                    $240,592,080
                                                                ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
--------------------------------------------------------------------------------


                            Year Ended June 30, 2003     Year Ended June 30, 2002
                              Shares          Amount        Shares         Amount
----------------------------------------------------------------------------------
 Class A
 Sold                     28,842,216   $ 373,711,631    24,740,817  $ 363,788,096
 Dividends and/or
 distributions reinvested         --              --        11,094        160,197
 Redeemed                (23,218,757)   (300,759,912)  (10,479,777)  (151,396,323)
                         ---------------------------------------------------------
 Net increase              5,623,459   $  72,951,719    14,272,134  $ 212,551,970
                         ===========================================================

----------------------------------------------------------------------------------
 Class B
 Sold                      9,370,965   $ 119,637,485    10,930,651  $ 158,530,451
 Dividends and/or
 distributions reinvested         --              --         6,485         91,991
 Redeemed                 (5,642,090)    (71,004,554)   (3,642,765)   (51,822,810)
                         ---------------------------------------------------------
 Net increase              3,728,875   $  48,632,931     7,294,371  $ 106,799,632
                         =========================================================

----------------------------------------------------------------------------------
 Class C
 Sold                      8,888,859   $ 113,501,879     8,373,107  $ 121,560,427
 Dividends and/or
 distributions reinvested         --              --         3,456         49,019
 Redeemed                 (4,846,737)    (60,459,213)   (1,858,077)   (26,332,477)
                         ---------------------------------------------------------
 Net increase              4,042,122   $  53,042,666     6,518,486  $  95,276,969
                         =========================================================

----------------------------------------------------------------------------------
 Class N
 Sold                      2,316,468   $  29,545,217       981,003  $  14,505,501
 Dividends and/or
 distributions reinvested         --              --           124          1,786
 Redeemed                   (459,607)     (5,937,965)      (80,478)    (1,190,478)
                         ---------------------------------------------------------
 Net increase              1,856,861   $  23,607,252       900,649  $  13,316,809
                         =========================================================

----------------------------------------------------------------------------------
 Class Y
 Sold                        491,287   $   6,261,675       117,268  $   1,746,956
 Dividends and/or
 distributions reinvested         --              --            18            264
 Redeemed                    (89,058)     (1,171,217)      (11,357)      (164,975)
                         ---------------------------------------------------------
 Net increase                402,229   $   5,090,458       105,929  $   1,582,245
                         =========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2003, were $1,321,194,441 and $1,129,615,461, respectively.


46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million; and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                Aggregate        Class A   Concessions      Concessions    Concessions     Concessions
                Front-End      Front-End    on Class A       on Class B     on Class C      on Class N
            Sales Charges  Sales Charges        Shares           Shares         Shares          Shares
               on Class A    Retained by   Advanced by      Advanced by    Advanced by     Advanced by
 Year Ended        Shares    Distributor   Distributor 1  Distributor 1  Distributor 1   Distributor 1
------------------------------------------------------------------------------------------------------
 June 30, 2003 $2,445,893       $741,253      $155,284       $3,108,074       $843,856        $223,325

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A         Class B        Class C        Class N
                        Contingent      Contingent     Contingent     Contingent
                          Deferred        Deferred       Deferred       Deferred
                     Sales Charges   Sales Charges  Sales Charges  Sales Charges
                       Retained by     Retained by    Retained by    Retained by
 Year Ended            Distributor     Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 June 30, 2003              $4,587        $734,756        $62,791        $21,890


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended June 30, 2003, expense under the Class A Plan totaled $1,205,325, all of which were paid by the Distributor to recipients, which included $5,762 retained by



47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued the Distributor and $74,979 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended June 30, 2003, were as follows:
                                                                  Distributor's
                                                 Distributor's        Aggregate
                                                     Aggregate     Unreimbursed
                                                  Unreimbursed    Expenses as %
                 Total Payments Amount Retained       Expenses    of Net Assets
                     Under Plan  by Distributor     Under Plan         of Class
--------------------------------------------------------------------------------
 Class B Plan        $2,679,333      $2,214,711     $7,686,665             2.33%
 Class C Plan         1,862,350         834,963      3,044,048             1.28
 Class N Plan           121,714         110,236        736,855             1.78


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.




48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $799,202, which represents 0.07% of the Fund's net assets, of which $756,342 is considered restricted. Information concerning restricted securities is as follows:

                                                       Valuation
                           Acquisition                     as of     Unrealized
 Security                        Dates       Cost  June 30, 2003   Depreciation
--------------------------------------------------------------------------------
 Stocks and/or Warrants
 Esprit Exploration Ltd.        6/4/02   $784,403       $756,342        $28,061
 Opticnet, Inc.               10/26/00         --             --             --


--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at June 30, 2003.

49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Main Street Small Cap Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003


50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------
                           Principal Occupation(s) During Past 5 Years;
Name, Position(s) Held     Other Trusteeships/Directorships Held by Trustee;
with Fund, Length of       Number of Portfolios in Fund Complex Currently
Service, Age               Overseen by Trustee

INDEPENDENT TRUSTEES       The address of each Trustee in the chart below is
                           6803 S. Tucson Way, Centennial, CO 80112-3924.
                           Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,            Formerly, Chief Executive Officer (until August
Chairman and Trustee       27, 2002) of the Board II Funds, Vice Chairman
(since 1999)               (until January 2, 2002) of OppenheimerFunds,
Age: 69                    Inc., (the Manager) and President and a director
                           (until 1997) of Centennial Asset Management
                           Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 42 portfolios in the OppenheimerFunds complex.


William L. Armstrong,      Chairman of the following private mortgage
Vice Chairman (since 2003) banking companies: Cherry Creek Mortgage Company
and Trustee (since 1999)   (since 1991), Centennial State Mortgage Company
Age: 66                    (since 1994), The El Paso Mortgage Company (since
                           1993), Transland Financial Services, Inc. (since
                           1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                           Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                           Helmerich & Payne, Inc. (oil and gas
                           drilling/production company) (since 1992) and
                           UNUMProvident (insurance company) (since 1991).
                           Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                           Foundation. Formerly a director of the following:
                           Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003),
                           International Family Entertainment (television channel) (1992-1997) and Natec Resources, Inc.
                           (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc.
                           (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                           (1995-June 1999); a U.S. Senator (January
                           1979-January 1991). Oversees 42 portfolios in the
                           OppenheimerFunds complex.

Robert G. Avis,            Formerly, Director and President of A.G. Edwards
Trustee (since 1999)       Capital, Inc. (General Partner of private equity
Age: 72                    funds) (until February 2001); Chairman, President
                           and Chief Executive Officer of A.G. Edwards
                           Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                           Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                           Chairman of A.G. Edwards Trust Company and A.G.E.
                           Asset Management (investment advisor) (until
                           March 1999); and a Director (until March 2000) of
                           A.G. Edwards & Sons and A.G. Edwards Trust
                           Company. Oversees 42 portfolios in the
                           OppenheimerFunds complex.

George C. Bowen,           Formerly (until April 1999): Senior Vice
Trustee (since 1999)       President (from September 1987) and Treasurer
Age: 66                    (from March 1985) of the Manager; Vice President
                           (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President
                           (since February 1992), Treasurer (since July
                           1991) Assistant Secretary and a director (since
                           December 1991) of Centennial Asset Management
                           Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView
                           Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice
                           President and Treasurer (since August 1978) and
                           Secretary (since April 1981) of Shareholder
                           Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                           Secretary (since November 1989) of Shareholder
                           Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer
                           (since March 1998) of Oppenheimer Acquisition
                           Corp. (the Manager's parent corporation);
                           Treasurer (since November 1989) of Oppenheimer



52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

George C. Bowen,            Partnership Holdings, Inc. (a holding company
Continued                   subsidiary of the Manager); Vice President and
                            Treasurer (since July 1996) of Oppenheimer Real
                            Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive
                            Officer and director (since March 1996) of
                            MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                            October 1997) of OppenheimerFunds International
                            Ltd. and Oppenheimer Millennium Funds plc
                            (offshore fund management subsidiaries of the Manager). Oversees 42 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,          A member of The Life Guard of Mount Vernon,
Trustee (since 1999)        George Washington's home (since June 2000).
Age: 64                     Formerly (March 2001 - May 2002) Director of
                            Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management
                            Industry Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,              Chairman and Director (since 1998) of Rocky
Trustee (since 1999)        Mountain Elk Foundation (a not-for-profit
Age: 61                     foundation); and a director (since October 1999)
                            of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company)
                            (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and
                            Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
                            Financials Services, Inc. (until October 1995).
                            Oversees 42 portfolios in the OppenheimerFunds complex.

Sam Freedman,               Director of Colorado Uplift (a non-profit
Trustee (since 1999)        charity) (since September 1984). Formerly (until
Age: 62                     October 1994) Mr. Freedman held several positions
                            in subsidiary or affiliated companies of the Manager. Oversees 42 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,        Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)        Funds and of MML Series Investment Fund (open-end
Age: 56                     investment companies); Director of MML Services
                            (since April 1987) and America Funds Emerging
                            Markets Growth Fund (since October 1991) (both are investment companies), The California
                            Endowment (a philanthropy organization) (since
                            April 2002), and Community Hospital of Monterey
                            Peninsula, (since February 2002); a trustee
                            (since February 2000) of Monterey International
                            Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                            Foundation, the University of Michigan and Hartford Hospital. Formerly, President (February
                            1991-April 2000) ARCO Investment Management
                            Company. Oversees 43 portfolios in the
                            OppenheimerFunds complex.

Robert J. Malone,           Director (since 2001) of Jones Knowledge, Inc. (a
Trustee (since 2002)        privately held company), U.S. Exploration, Inc.,
Age: 58                     (since 1997), Colorado UpLIFT (a non-profit
                            organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                            U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July
                            1996-April 1, 1999) and a director of Commercial
                            Assets, Inc. (a REIT) (1993-2000). Oversees 43 portfolios in the OppenheimerFunds complex.



F. William Marshall,        Trustee (since 1996) of MassMutual Institutional
Jr., Trustee                Funds and of MML Series Investment Fund (open-end
(since 2000)                investment companies); Trustee (since 1987),
Age: 61                     Chairman of the Board (since 2003) and Chairman
                            of the investment committee


53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

F. William Marshall, Jr.,   (since 1994) for the Worcester Polytech
Continued                   Institute; President and Treasurer (since January
                            1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                            Trustee (since 1996) of the Community Music
                            School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                            (January 1999-July 1999) of SIS & Family Bank,
                            F.S.B. (formerly SIS Bank); President, Chief
                            Executive Officer and Director (May 1993-December
                            1998) of SIS Bankcorp, Inc. and SIS Bank
                            (formerly Springfield Institution for Savings) and Executive Vice President (January 1999-July
                            1999) of Peoples Heritage Financial Group, Inc.
                            Oversees 42 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE AND      The address of Mr. Murphy in the chart below is
OFFICER                     498 Seventh Avenue, New York, NY 10018. Mr.
                            Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,             Chairman, Chief Executive Officer and director
President and Trustee       (since June 2001) and President (since September
(since 2001)                2000) of the Manager; President and a director or
Age: 53                     trustee of other Oppenheimer funds; President and
                            a director (since July 2001) of Oppenheimer
                            Acquisition Corp. and of Oppenheimer Partnership
                            Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                            Services, Inc. and of Shareholder Financial
                            Services, Inc.; President and a director (since
                            July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                            OFI Institutional Asset Management, Inc. and
                            Centennial Asset Management Corporation (since
                            November 2001), HarbourView Asset Management
                            Corporation and OFI Private Investments, Inc.
                            (since July 2001); President (since November 1,
                            2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                            Investment Management Corp. and Tremont Advisers,
                            Inc. (investment advisory affiliates of the Manager); Executive Vice President (since
                            February 1997) of Massachusetts Mutual Life
                            Insurance Company (the Manager's parent company);
                            a director (since June 1995) of DLB Acquisition
                            Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly,
                            Chief Operating Officer (September 2000-June
                            2001) of the Manager; President and trustee
                            (November 1999-November 2001) of MML Series
                            Investment Fund and MassMutual Institutional
                            Funds (open-end investment companies); a director
                            (September 1999-August 2000) of C.M. Life
                            Insurance Company; President, Chief Executive
                            Officer and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                            Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Albers, Zack and Zavanelli, 498 Seventh Avenue, New York, NY
                            10018, for Mr. Wixted, 6803 S. Tucson Way,
                            Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Charles Albers,             Senior Vice President (since April 1998) of the
Vice President              Manager; a Certified Financial Analyst; an
(since 1999) Age: 62        officer of 6 portfolios in the OppenheimerFunds
                            complex; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian
                            Life Insurance Company (1972 - April 1998).


54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Mark Zavanelli,             Vice President (since November 2000) of the
Vice President              Manager; a Chartered Financial Analyst; an
(since 1999)                officer of 2 portfolios in the OppenheimerFunds
Age: 32                     complex. Prior to joining the Manager in May 1998
                            he was President of Waterside Capital Management, a registered investment advisor (August 1995 -
                            April 1998) and a financial research analyst for Elder Research (June 1997 - April 1998).

Brian W. Wixted,            Senior Vice President and Treasurer (since March
Treasurer                   1999) of the Manager; Treasurer (since March
(since 1999)                1999) of HarbourView Asset Management
Age: 43                     Corporation, Shareholder Services, Inc.,
                            Oppenheimer Real Asset Management Corporation,
                            Shareholder Financial Services, Inc., Oppenheimer
                            Partnership Holdings, Inc., OFI Private
                            Investments, Inc. (since March 2000),
                            OppenheimerFunds International Ltd. and
                            Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc.
                            (since November 2000); Treasurer and Chief
                            Financial Officer (since May 2000) of Oppenheimer
                            Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                            OppenheimerFunds Legacy Program (since April
                            2000); formerly Principal and Chief Operating
                            Officer (March 1995-March 1999), Bankers Trust
                            Company-Mutual Fund Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,             Senior Vice President (since May 1985) and
Vice President and          General Counsel (since February 2002) of the
Secretary (since 2001)      Manager; General Counsel and a director (since
Age: 54                     November 2001) of OppenheimerFunds Distributor,
                            Inc.; Senior Vice President and General Counsel
                            (since November 2001) of HarbourView Asset
                            Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                            Partnership Holdings, Inc.; Senior Vice
                            President, General Counsel and a director (since
                            November 2001) of Shareholder Services, Inc.,
                            Shareholder Financial Services, Inc., OFI Private
                            Investments, Inc., Oppenheimer Trust Company and
                            OFI Institutional Asset Management, Inc.; General
                            Counsel (since November 2001) of Centennial Asset
                            Management Corporation; a director (since
                            November 2001) of Oppenheimer Real Asset
                            Management, Inc.; Assistant Secretary and a director (since November 2001) of
                            OppenheimerFunds International Ltd.; Vice
                            President (since November 2001) of
                            OppenheimerFunds Legacy Program; Secretary (since
                            November 2001) of Oppenheimer Acquisition Corp.;
                            formerly Acting General Counsel (November
                            2001-February 2002) and Associate General Counsel
                            (May 1981-October 2001) of the Manager; Assistant
                            Secretary of Shareholder Services, Inc. (May
                            1985-November 2001), Shareholder Financial
                            Services, Inc. (November 1989-November 2001);
                            OppenheimerFunds International Ltd. And
                            Oppenheimer Millennium Funds plc (October
                            1997-November 2001). An officer of 90 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)